As filed with the Securities and Exchange Commission on April 30, 2007
Registration No. 033-65409
Registration No. 811-07299

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT A
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423, Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☑	on May 1, 2007 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Offered: The Commodore Americus® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT A
The Commodore Americus®
File No. 033-65409
Cross-Reference Sheet

Form N-4 Part A Item No.			Heading in Prospectus

1.	Cover Page		Cover Page
2.	Definitions		Definitions; Glossary of Financial Terms
3.	Synopsis		Overview
4.	Condensed Financial Information
	(a)	Accumulation unit values	Condensed Financial Information
	(b)	Financial Statements	Financial Statements
5.	General Description of Registrant, Depositor and Portfolio Companies
	(a)	Depositor	Annuity Investors Life Insurance Company®
	(b)	Registrant	The Separate Account
	(c)	Portfolio company	The Portfolios
	(d)	Prospectus	The Portfolios
	(e)	Voting	Voting Rights
	(f)	Administrator	Not Applicable
6.	Deductions and Expenses
	(a)	Deductions	Charges and Deductions
	(b)	Sales load	Not Applicable
	(c)	Special purchase plans	Not Applicable
	(d)	Commissions	Distribution of Variable Account Contracts
	(e)	Portfolio company expenses	Fee Table
	(f)	Operating expenses	Fee Table
7.	General Description of Variable Annuity Contracts
	(a)	Persons with rights	Persons with Rights Under a Contract; Voting Rights
	(b)	(i) Allocations of premium payments	Purchase Payments
		(ii) Transfers	Transfers
		(iii) Exchanges	Additions, Deletions or Substitutions
	(c)	Changes in contracts or operations	Additions, Deletions or Substitutions
	(d)	Inquiries	How Do I Contact the Company?
	(e)	Frequent transfer risks	Other Restrictions
8.	Annuity Period		Benefit Payment Period
9.	Death Benefit		Death Benefit
10.	Purchases and Contract Values

Form N-4 Part A Item No.			Heading in Prospectus

	(a)	Purchases	Purchase Payments, Investment Options - Allocations; Account Value; Glossary of Financial Terms
	(b)	Valuation	Account Value; Definitions; Glossary of Financial Terms; Charges and Deductions
	(c)	Daily Calculation	Account Value; Accumulation Units; Definitions; Glossary of Financial Terms
	(d)	Underwriter	Distribution of Variable Account Contracts
11.	Redemptions
	(a)	By owner	Surrender and Withdrawals
		By annuitant	Not Applicable
	(b)	Texas Optional Retirement Program	Texas Optional Retirement Program
	(c)	Check delay	Surrender and Withdrawals
	(d)	Involuntary redemption	Termination
	(e)	Free look	Right to Cancel
12.	Taxes		Federal Tax Matters
13.	Legal Proceedings		Legal Proceedings
14.	Table of Contents for Statement of Additional Information		Statement of Additional Information

Form N-4 Part B Item No.			Heading in Prospectus or SAI (as indicated)

15.	Cover Page		(SAI) Cover Page
16.	Table of Contents		(SAI) Table of Contents
17.	General Information and History		(SAI) General Information and History
18.	Services
	(a)	Fees and expenses of registrant	(Prospectus) Fee Table
	(b)	Management contracts	Not Applicable
	(c)	Custodian	Not Applicable
		Independent auditors	(SAI) Experts
	(d)	Assets of registrant	Not Applicable
	(e)	Affiliated persons	Not Applicable
	(f)	Principal underwriter	Not Applicable
19.	Purchase of Securities Being Offered
	(a)	Purchases	(Prospectus) Distribution of Variable Account Contracts
	(b)	Sales Load	Not Applicable
	(c)	Frequent transfer arrangements	(SAI) Other Restrictions
20.	Underwriters		(Prospectus) Distribution of Variable Account Contracts
21.	Calculation of Performance Data

Form N-4 Part B Item No.			Heading in Prospectus or SAI (as indicated)

	(a)	Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation
	(b)	Other Subaccounts	Not Applicable
22.	Annuity Payments		(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefits Units-Transfer Formulas
23.	Financial Statements		(SAI) Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
THE COMMODORE AMERICUS®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2007
This prospectus describes individual flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account A (the “Separate Account”). The Contracts currently offer 30 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds	Dreyfus Variable Investment Fund
-AIM V.I. Capital Development Fund-Series I Shares	-Dreyfus VIF Appreciation Portfolio-Initial Shares
-AIM V.I. Core Equity Fund-Series I Shares	-Dreyfus VIF Developing Leaders Portfolio-Initial Shares
-AIM V.I. Government Securities Fund-Series I Shares	-Dreyfus VIF Growth and Income Portfolio-Initial Shares
-Dreyfus VIF Money Market Portfolio

American Century Variable Portfolios
-American Century VP Large Company Value Fund-Class I	DWS Investments VIT Funds
-American Century VP Mid Cap Value Fund-Class I	-DWS Small Cap Index VIP-Class A
-American Century VP Ultra® Fund-Class I
-American Century VP Vista SM Fund-Class I	Janus Aspen Series
-Janus Aspen Series Balanced Portfolio-Institutional Shares
BlackRock Variable Series Funds, Inc.	-Janus Aspen Series Forty Portfolio-Institutional Shares
-BlackRock Basic Value V.I. Fund-Class I	-Janus Aspen Series International Growth Portfolio-Service Shares
-BlackRock Global Allocation V.I. Fund-Class I	-Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
-BlackRock High Income V.I. Fund-Class I
-BlackRock Money Market V.I. Fund-Class I	Oppenheimer Variable Account Funds
-Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares
The Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares	-Oppenheimer Main Street Fund®/VA-Non-Service Shares

Dreyfus Stock Index Fund, Inc.-Initial Shares	PIMCO Variable Insurance Trust
-PIMCO VIT High Yield Portfolio-Administrative Class
Dreyfus Investment Portfolio	-PIMCO VIT Real Return Portfolio-Administrative Class
-Dreyfus IP Technology Growth Portfolio-Initial Shares
Van Kampen-The Universal Institutional Funds, Inc.
-Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
-Van Kampen UIF U.S. Real Estate Portfolio-Class I
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2007, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (“SEC”). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC’s Web site: http://www.sec.gov. The registration number is 33-65409. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are Not FDIC or NCUSIF Insured
•	The Contracts are Obligations of the Company and Not of the Bank or Credit Union
•	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts
•	The Contracts Involve Investment Risk and May Lose Value

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.
Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Net Asset Value
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.
Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount currently offered is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual deferred annuities, which are insurance products. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and five Fixed Account options. The variable investment options are Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a fixed rate of interest declared from time to time by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply If I Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
▪	a transfer fee for certain transfers between investment options;

▪	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

▪	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived); and

▪	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2006 are described in the prospectuses and statements of additional information for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.gafri.com.

EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge (as a percentage of purchase payments only)	7%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee	$30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)	$25
Loan Interest Spread*	3%

* The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Fee	$25
Separate Account Annual Expenses
(as a percentage of the average value of the Owner’s interest in the Subaccounts)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.00%
Total Separate Account Annual Expenses	1.25%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

	Minimum	Maximum
Prior to any fee waiver or expense reimbursement	0.27%	1.10%
After contractual reimbursement of expenses	0.27%	1.09%
The expenses are shown for the year ended December 31, 2006. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The expenses after contractual reimbursement of expenses shown above reflect contractual waivers, reductions or reimbursements in effect through at least April 30, 2008.

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).
These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	967	1360	1839	3674
Minimum	883	1091	1363	2578
(2)	If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	267	860	1539	3674
Minimum	183	591	1063	2578
(3)	If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	267	860	1539	3674
Minimum	183	591	1063	2578

FINANCIAL INFORMATION
Condensed Financial Information

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
AIM V.I. Capital Development Fund-Series I Shares
13.928779	538,627.913	12/31/06
12.104906	59,893.571	12/31/05
11.183438	42,840.366	12/31/04
9.804995	24,006.771	12/31/03
7.334169	9,315.310	12/31/02
9.442643	1,234.008	12/31/01
AIM V.I. Core Equity Fund-Series I Shares
10.823900	46,361.612	12/31/06
AIM V.I. Government Securities Fund-Series I Shares
11.668408	61,706.979	12/31/06
11.410607	68,254.644	12/31/05
11.365931	70,639.152	12/31/04
11.221802	73,318.007	12/31/03
11.241738	52,956.035	12/31/02
10.385882	5,714.204	12/31/01
American Century VP Large Company Value Fund-Class I Shares
12.643976	143,448.851	12/31/06
10.670953	34,986.764	12/31/05
American Century VP Mid Cap Value Fund-Class I Shares
13.413310	219,796.341	12/31/06
11.290574	6,984.348	12/31/05
American Century VP Ultra® Fund-Class I Shares
10.492509	6,407.709	12/31/06
10.984799	5,074.516	12/31/05
American Century VP VistaSM Fund-Class I Shares
12.314644	80,073.506	12/31/06
11.439728	8,453.107	12/31/05
BlackRock Basic Value V.I. Fund-Class I (formerly Mercury Basic Value V.I. Fund)
30.608679	249,996.235	12/31/06
25.434144	259,862.006	12/31/05
25.019821	262,502.094	12/31/04
22.810796	235,405.286	12/31/03
17.334671	224,789.902	12/31/02
21.343769	220,538.862	12/31/01
20.729966	196,483.457	12/31/00
18.631352	194,136.375	12/31/99
15.575121	154,675.988	12/31/98
14.408954	68,181.594	12/31/97

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
BlackRock Global Allocation V.I. Fund-Class I (formerly Mercury Global Allocation V.I. Fund)
22.140108	78,734.127	12/31/06
19.239089	77,717.735	12/31/05
17.628189	65,889.091	12/31/04
15.606859	43,963.575	12/31/03
11.731935	32,762.255	12/31/02
12.932132	28,565.341	12/31/01
14.367468	29,249.252	12/31/00
16.095271	26,916.938	12/31/99
13.426667	25,160.717	12/31/98
12.486612	17,615.512	12/31/97
BlackRock High Income V.I. Fund-Class I (formerly Mercury High Current Income V.I. Fund)
16.967691	89,142.086	12/31/06
15.694137	103,660.934	12/31/05
15.651303	121,511.004	12/31/04
14.173673	122,975.371	12/31/03
11.201432	121,073.352	12/31/02
11.510137	128,766.852	12/31/01
11.205014	130,314.034	12/31/00
12.209776	132,170.589	12/31/99
11.667978	119,716.657	12/31/98
12.189961	65,756.981	12/31/97
BlackRock Money Market V.I. Fund-Class I (formerly Mercury Domestic Money Market V.I. Fund)
1.265850	618,813.280	12/31/06
1.233894	785,490.564	12/31/05
1.219719	950,106.475	12/31/04
1.223020	929,646.597	12/31/03
1.228164	1,036,231.114	12/31/02
1.225846	1,058,892.677	12/31/01
1.200162	726,382.977	12/31/00
1.153121	1,221,067.482	12/31/99
1.118170	876,845.270	12/31/98
1.079946	697,535.841	12/31/97
The Dreyfus Socially Responsible Growth Fund-Initial Shares
16.864692	290,528.144	12/31/06
15.638756	317,174.676	12/31/05
15.283573	362,858.071	12/31/04
14.571838	399,688.683	12/31/03
11.709016	400,039.410	12/31/02
16.685382	434,635.915	12/31/01
21.821644	415,642.404	12/31/00
24.833578	343,851.835	12/31/99
19.329493	229,710.625	12/31/98
15.126449	132,957.488	12/31/97

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
Dreyfus Stock Index Fund, Inc.-Initial Shares
23.311957	960,052.937	12/31/06
20.438623	991,039.992	12/31/05
19.769099	1,028,609.077	12/31/04
18.093861	1,061,524.920	12/31/03
14.271840	1,048,558.048	12/31/02
18.612764	1,109,281.281	12/31/01
21.461115	1,057,638.906	12/31/00
23.951750	924,662.564	12/31/99
20.107787	665,996.241	12/31/98
15.879169	324,713.323	12/31/97
Dreyfus IP Technology Growth Portfolio-Initial Shares
11.790739	389,403.221	12/31/06
11.446321	2,329.743	12/31/05
Dreyfus VIF Appreciation Portfolio-Initial Shares
23.492331	562,772.333	12/31/06
20.423442	598,037.084	12/31/05
19.813787	625,853.345	12/31/04
19.100406	657,678.472	12/31/03
15.960299	649,672.388	12/31/02
19.403096	653,512.152	12/31/01
21.663935	630,679.897	12/31/00
22.077832	636,602.361	12/31/99
20.056205	445,340.210	12/31/98
15.594553	247,118.575	12/31/97
Dreyfus VIF Developing Leaders Portfolio-Initial Shares
17.877947	468,606.515	12/31/06
17.445936	514,496.230	12/31/05
16.697603	546,720.794	12/31/04
15.186341	560,122.890	12/31/03
11.675766	525,168.199	12/31/02
14.617148	497,011.585	12/31/01
15.765516	449,398.069	12/31/00
14.087437	387,630.477	12/31/99
11.582209	256,140.224	12/31/98
12.145032	86,150.930	12/31/97
Dreyfus VIF Growth & Income Portfolio-Initial Shares
14.599203	211,010.538	12/31/06
12.909842	235,610.255	12/31/05
12.648851	264,411.535	12/31/04
11.918628	281,917.872	12/31/03
9.534145	285,588.684	12/31/02
12.927945	291,697.672	12/31/01
13.903391	285,476.574	12/31/00
14.629800	219,498.240	12/31/99
12.672693	153,859.242	12/31/98
11.475350	48,865.286	12/31/97
Dreyfus VIF Money Market Portfolio
1.044070	320,807.244	12/31/06
1.011753	379,408.934	12/31/05

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
DWS Small Cap Index VIP-Class A
17.520732	95,430.853	12/31/06
15.100616	78,895.110	12/31/05
14.666441	55,658.873	12/31/04
12.612134	52,772.478	12/31/03
8.720926	27,311.752	12/31/02
11.118707	22,866.676	12/31/01
11.030253	16,764.780	12/31/00
11.617671	8,647.306	12/31/99
Janus Aspen Series Balanced Portfolio-Institutional Shares
27.611739	888,750.515	12/31/06
25.253488	933,607.587	12/31/05
23.689025	1,020,343.597	12/31/04
22.103519	1,119,774.823	12/31/03
19.622780	1,204,456.110	12/31/02
21.236842	1,333,874.478	12/31/01
22.556000	1,299,159.372	12/31/00
23.368428	1,127,059.575	12/31/99
18.665828	765,170.784	12/31/98
14.073772	409,917.307	12/31/97
Janus Aspen Series Forty Portfolio-Institutional Shares
11.535242	375,352.714	12/31/06
10.682685	402,537.154	12/31/05
9.585912	381,221.155	12/31/04
8.210347	411,653.808	12/31/03
6.896673	401,314.243	12/31/02
8.280678	362,749.000	12/31/01
10.704994	276,170.515	12/31/00
13.247549	87,500.549	12/31/99
Janus Aspen Series International Growth Portfolio-Service Shares
17.967338	258,801.862	12/31/06
12.408206	158,938.498	12/31/05
9.523018	49,157.706	12/31/04
8.125022	28,887.355	12/31/03
6.114832	16,350.309	12/31/02
8.339414	667.414	12/31/01
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
20.465645	467,752.915	12/31/06
18.241039	502,489.172	12/31/05
16.447143	528,762.303	12/31/04
13.793001	557,022.449	12/31/03
10.336855	555,763.371	12/31/02
14.523289	546,207.775	12/31/01
24.288229	482,982.098	12/31/00
36.068642	396,557.687	12/31/99
16.201176	276,028.214	12/31/98
12.217744	207,227.419	12/31/97

Standard	Standard
Accumulation	Accumulation
Unit Value	Units Outstanding	Year
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares
11.653897	14,789.695	12/31/06
10.932051	7,306.932	12/31/05
Oppenheimer Main Street Fund®/VA-Non-Service Shares
12.439676	16,862.072	12/31/06
10.951319	7,067.357	12/31/05
PIMCO VIT High Yield Portfolio-Administrative Class
11.355131	23,794.253	12/31/06
10.538907	13,712.853	12/31/05
PIMCO VIT Real Return Portfolio-Administrative Class
9.918967	83,190.573	12/31/06
9.972826	31,657.347	12/31/05
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
15.680757	206,817.135	12/31/06
15.307613	227,713.191	12/31/05
14.874084	233,218.393	12/31/04
14.431713	219,636.273	12/31/03
13.964428	178,024.707	12/31/02
13.173691	145,193.003	12/31/01
12.201975	93,917.861	12/31/00
11.121384	99,847.422	12/31/99
11.446708	67,599.236	12/31/98
10.740991	7,144.949	12/31/97
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
13.668243	66,493.669	12/31/06
11.467222	25,187.384	12/31/05
Van Kampen UIF U.S. Real Estate Portfolio-Class I
41.196075	125,267.061	12/31/06
30.218807	134,092.429	12/31/05
26.142418	128,825.204	12/31/04
19.408863	119,515.647	12/31/03
14.290620	114,756.919	12/31/02
14.584113	92,598.879	12/31/01
13.444286	74,575.394	12/31/00
10.529927	75,971.027	12/31/99
10.820841	61,094.222	12/31/98
12.291156	19,438.406	12/31/97
The above table gives year-end Accumulation Unit Information for each Subaccount from the end of the year of inception to December 31, 2006. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit value for each Subaccount other than the BlackRock Money Market V.I. Fund Subaccount and the Dreyfus VIF Money Market Portfolio Subaccount was 10.000000 as of December 7, 1995 (the Separate Account commencement date), or as of May 1, 1997 (the effective date of the Subaccounts), for the Van Kampen UIF Core Plus Fixed Income Portfolio Subaccount, the Van Kampen UIF U.S. Real Estate Portfolio Subaccount and for the Dreyfus VIF Portfolio Subaccounts (other than the Dreyfus VIF Money Market Portfolio Subaccount), or as of May 1, 1999 (the effective date of the Subaccounts) for Janus Aspen Series Forty Portfolio Subaccount, and the DWS Small Cap Index VIP Fund Subaccount, or as of May 1, 2001 (the effective date of the Subaccounts) for the Janus Aspen International Growth Portfolio Subaccount, AIM V.I. Government Securities Fund Subaccount and the AIM V.I. Capital Development Fund, or as of May 1, 2005 (the effective date of the Subaccounts) for the four American Century Funds Subaccounts, the Dreyfus IP Technology Growth Portfolio Subaccount, the Oppenheimer Capital Appreciation Fund VA Subaccount, the Oppenheimer Main Street Fund VA Subaccount, the PIMCO High Yield Portfolio Subaccount, the PIMCO Real Return Portfolio

Subaccount and the Van Kampen UIF U.S. Mid Cap Value Portfolio Subaccount, or as of May 1, 2006 for the AIM V.I. Core Equity Fund. The beginning Accumulation Unit Value for the BlackRock Money Market V.I. Fund Subaccount and the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of December 7, 1995 and May 1, 2005, respectively.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
Performance Information
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.
Total Return Data
The Company may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The CDSC reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented, assuming the purchase payment was received on the first day of the period presented. “Non-standardized” total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form. Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.
“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.
Other Performance Measures
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
The Company may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;
•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;
•	compare investment return on a tax-deferred basis with currently taxable investment return;
•	illustrate investment returns by graphs, charts, or otherwise.

PORTFOLIOS
The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.
The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio / Advisor	Investment Objective / Strategy
AIM Variable Insurance Funds

AIM V.I. Capital Development Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Core Equity Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Government Securities Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. The fund may also invest up to 20% of its net assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Portfolio / Advisor	Investment Objective / Strategy
American Century Variable Portfolios

American Century VP Large Company Value Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the Fund, its managers look for companies whose stock price may not reflect the companies’ value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund invests primarily in larger companies. Under normal market conditions, the Fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index.

American Century VP Mid Cap Value Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. Its managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. The Fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

American Century VP Ultra® Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

American Century VP Vista SM Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

BlackRock Variable Series Funds, Inc. (formerly FAM Variable Series Funds, Inc.)

BlackRock Basic Value V.I. Fund (formerly Mercury Basic Value V.I. Fund) Advisor – BlackRock Advisors, LLC	The investment objective of the Basic Value V.I. Fund is to seek capital appreciation and, secondarily, income by investing primarily in stocks that Portfolio management believes are undervalued and therefore represent basic investment value.

The Portfolio seeks opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio. See the attached prospectus for more information regarding the Portfolio.

Portfolio / Advisor	Investment Objective / Strategy
BlackRock Global Allocation V.I. Fund (formerly Mercury Global Allocation V.I. Fund) Advisor – BlackRock Advisors, LLC	The investment objective of the Fund is to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

The Portfolio seeks to achieve its objective by investing primarily in securities of government and corporate issuers located in the U.S., Canada, Western Europe, the Far East Australia, and Latin America. In selecting equity investments, the Fund primarily seeks securities that management believes to be under valued. The Fund may buy debt securities of varying maturities and qualities, including “junk” bonds. The Fund may also invest in certain types of derivatives. Investing on an international basis involves special considerations. See the attached prospectus for more information regarding the Portfolio.

BlackRock High Income V.I. Fund (formerly Mercury High Current Income V.I. Fund) Advisor – BlackRock Advisors, LLC	The primary investment objective of the High Current Income V.I. Fund is to obtain a high level of current income. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective.

The Portfolio primarily invests in fixed-income securities with lower credit quality, which means equivalent to or below the fourth highest rating level of recognized rating agencies, or in unrated securities of comparable quality. Also known as “junk bonds,” investments in these securities entail relatively greater risk of loss of income or principal. An investment in this Portfolio may not be appropriate as the exclusive investment to fund a contract. See the attached prospectus for more information regarding the Portfolio.

BlackRock Money Market V.I. Fund (formerly Mercury Domestic Money Market V.I. Fund) Advisor – BlackRock Advisors, LLC	The investment objective of the Domestic Money Market V.I. Fund is to seek preservation of capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

The Portfolio’s goals are to produce current income while attempting to maintain a share value of $1.00. See the attached prospectus for more information regarding the Portfolio.

Dreyfus Portfolios

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares Advisor — The Dreyfus Corporation	The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund under normal circumstances invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Stock Index Fund, Inc.– Initial Shares Advisor — The Dreyfus Corporation Index Sub-Investment Adviser — Mellon Equity Associates	The fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

Portfolio / Advisor	Investment Objective / Strategy
Dreyfus Investment Portfolio Technology Growth Portfolio – Initial Shares Advisor — The Dreyfus Corporation	The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

Dreyfus Variable Investment Fund (“VIF”) Appreciation Portfolio – Initial Shares Advisor — The Dreyfus Corporation Sub-Adviser — Fayez Sarofim & Co.	The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market values of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus Variable Investment Fund (“VIF”) Developing Leaders Portfolio – Initial Shares	The portfolio seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in companies with total market values of less than $2 billion at the time of purchase.
Advisor — The Dreyfus Corporation

Dreyfus Variable Investment Fund (“VIF”) Growth and Income Portfolio – Initial Shares Advisor — The Dreyfus Corporation	The portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers. The portfolio’s stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings.

Dreyfus Variable Investment Fund (“VIF”) Money Market Portfolio Advisor — The Dreyfus Corporation	The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Although a money market portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market portfolio.

DWS Investments VIT Funds (1)

DWS Small Cap Index VIP- Class A Advisor — Deutsche Investment Management Americas Inc., Subadvisor – Northern Trust Investments, N.A.	The Portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small US companies. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 Index.

(1) DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

Portfolio / Advisor	Investment Objective / Strategy
Janus Aspen Series

Janus Aspen Series Balanced Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. The portfolio will normally invest at least 25% of its assets in fixed-income senior securities. The portfolio will limit its investment in high-yield/high-risk (also called “junk bonds”) to 35% or less of its net assets.

Janus Aspen Series Forty Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This non-diversified portfolio seeks long-term growth of capital by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Series International Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from several different countries, excluding the United States. Although the portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Series Mid Cap Growth Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares Advisor – OppenheimerFunds, Inc.	The Fund seeks capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Main Street Fund®/ VA – Non-Service Shares Advisor – OppenheimerFunds, Inc.	The Fund seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Portfolio / Advisor	Investment Objective / Strategy
PIMCO Variable Insurance Trust

PIMCO VIT High Yield Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or if unrated, determined by PIMCO to be of comparable quality

PIMCO VIT Real Return Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.

Van Kampen-The Universal Institutional Funds, Inc.

Van Kampen UIF Core Plus Fixed Income Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as “junk bonds”). The Portfolio may invest over 50% of its assets in mortgage securities.

Van Kampen UIF U.S. Mid Cap Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency.

Van Kampen UIF U.S. Real Estate Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.

Additions, Deletions, or Substitutions
The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.
Additions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company’s control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio.
If the Company substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. The Company will also notify Owners before it substitutes a Portfolio.
New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company and that is not discriminatory.
If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.
Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”), a publicly traded insurance holding company (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
THE SEPARATE ACCOUNT
The Separate Account was established by the Company on May 26, 1995 as an insurance company separate account under the laws of the State of Ohio, pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through one of its registered representatives, or pays the commissions to other broker-dealers for sales made through one of their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds.
Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission).
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from the Company’s general assets.
Amounts paid by the Company to GAA for 2006, 2005 and 2004 were $587,142, $674,665 and $741,493, respectively, which amount includes compensation related to other contracts issued through Annuity Investors Variable Account A.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company’s variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the CDSC, the annual contract maintenance fee, transfer fees, and premium taxes where applicable. There is also a charge assessed against the Separate Account. This charge is reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. This charge is the mortality and expense risk charge. The Company does not impose an administration charge.
Other than as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for surrender received	0	1	2	3	4	5	6	7 or more

CDSC as a percentage of purchase payment surrendered	7%	6%	5%	4%	3%	2%	1%	0%

When Assessed	On partial or full surrenders of purchase payments during Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers	• Free withdrawal privilege. See the Surrenders section for information.

• In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

• Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

•      If Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force fifteen years or more.

• Long-Term Care Waiver Rider. See the Surrenders section for information.

• If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

• Successor Owner endorsement. See the Account Value section for information.

• Where required to satisfy state law.

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$25.00 per year.

When Assessed	During the Accumulation Period, the charge is deducted on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What	Amounts invested in the Subaccounts. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

Waivers	• During the Accumulation Period if Account Value is at least $30,000 on the date the charge is due.

• During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $30,000.

• In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

• During the Benefit Payment Period where required to satisfy state law.
Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.
Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	None.

Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.
Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract.
Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.
Right to Cancel
The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the purchase payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts.
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse must make an election within one year of the Owner’s death.
Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.
Account Statements
During the Accumulation Period, the Company will provide a report at least once each contract year of the Contract’s Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.
Account Value
The value of a Contract during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of: (1) the value of the Owner’s interest in the Fixed Account options as of that time; (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
•	transfer from a Subaccount

•	full or partial surrender from the Subaccounts

•	payment of a death benefit

•	application of the amounts in the Subaccounts to a settlement option

•	deduction of the contract maintenance fee

•	deduction of any transfer fee
Successor Owner Endorsement
If the Contract is modified by the Successor Owner endorsement, and the surviving spouse of a deceased Owner becomes a Successor Owner of a Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.
For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.
The Successor Owner endorsement may not be available in all states.

Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$5,000

Minimum monthly payments under periodic payment program	$ 50	$ 100

Minimum additional payments	$ 50	$ 50

Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval
The Company reserves the right to increase or decrease the minimum allowable initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the Owner’s account within two business days.
Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.
Investment Options-Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:
Fixed Accumulation Account Option
One-Year Guaranteed Interest Rate Option
Three-Year Guaranteed Interest Rate Option
Five-Year Guaranteed Interest Rate Option
Seven-Year Guaranteed Interest Rate Option
The current restrictions on allocations are:

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to Fixed Account guarantee period option	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Owner’s 85th birthday or five years after the effective date of the Contract, if later.

Allocation during right to cancel period	No current restrictions, however the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.
Renewal of Fixed Account Guarantee Options
At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the Owner may elect to allocate the amount maturing to any of the available investment options under the Contract. The Company will notify the Owner of the date on which the amount matures and the Fixed Account options available at that time. If the Owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options-Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the Fixed Accumulation Account option.
Transfers
During the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options.
The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Account guarantee period option	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Owner’s 85th birthday or five years after the effective date of the Contract, if later.

Maximum transfer from Fixed Account option other than Fixed Account guarantee period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Transfers from Fixed Account options	• May not be made prior to first contract anniversary.

• Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.
A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.
Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.
Changes in or Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Telephone, Facsimile or Internet Transfers
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
The Company discourages (and will take action to deter) short-term trading in the Contract because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values;

•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.
To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.
U.S. Mail Restrictions
The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.

As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines:

Trading Behavior	The Company’s Response
6 or more transfer events in one Contract year quarter	The Company will mail a letter to the Contract Owner notifying them that:

(1)   they have been identified as engaging in harmful trading practices; and

(2)   if their transfer events exceed 12 in one Contract year, the Owner will be limited to submitting transfer requests via regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed).

More than 12 transfer events in one Contract year	The Company will automatically limit the Contract Owner to submitting transfer requests via regular first-class U.S. mail.
On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the “Other Restrictions” provision below.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.
Other Restrictions
The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:
•	the dollar amount involved in the transfer event;

•	the total assets of the Portfolio involved in the transfer event;

•	the number of transfer events completed in the current Contract year quarter; or

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformily and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.

Surrenders
An Owner may surrender a Contract either in full or in part during the Accumulation Period. A CDSC may apply on surrender. The restrictions and charges on surrenders are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of partial surrender	$500
Minimum remaining Surrender Value after
partial surrender	$500
Amount available for surrender (valued as of end of Valuation Period in which request for surrender is received by the Company)	Account Value less applicable CDSC, subject to tax law or employer plan restrictions on withdrawals	Account Value less applicable CDSC, subject to employer plan restrictions on withdrawals
Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2
Contract maintenance fee on full surrender	$25 (no CDSC applies to fee)
Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments
Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from accumulated earnings (no CDSC applies) and then from purchase payments on “first-in, first-out” basis (CDSC may apply)
A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the surrender request unless the Owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
Free Withdrawal Privilege
The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary. If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year.
Long-Term Care Waiver Rider
If a Contract is modified by the Long-Term Care Waiver Rider, surrenders may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.
Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent that the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.
Contract Loans
The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender.
BENEFIT PAYMENT PERIOD
Annuity Benefit
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the Contract anniversary following the 85th birthday of the eldest Owner, or five years after the effective date of the Contract, whichever is later.
The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.
The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.
Death Benefit
A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

Death Benefit Amount
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date;

2)	the total purchase payment(s), less any partial surrenders and any CDSCs that applied to those amounts; or

3)	the largest Account Value on any contract anniversary which is an exact multiple of five and prior to the Owner’s death or the Owner’s 75th birthday if earlier, less any partial surrenders and any CDSCs that applied to those amounts.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.
The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payments intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Life Annuity: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.
Calculation of Fixed Dollar Benefit Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period. The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals with interest at 3% per year, compounded annually. For tax-qualified Contracts and non-tax-qualified Internal Revenue Code (“IRC”) Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Calculation of Variable Dollar Benefit Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.
The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts selected is less than 3%.
The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment. The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus and Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide information related to the sale and holding of the Contracts. As a taxpayer, you cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities (“IRAs”), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits contributions to a “tax-sheltered annuity” or “TSA” for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, or dies. The Texas ORP or any other plan under which the Contract was purchased may impose additional restrictions.
Texas Optional Retirement Program
The Texas Optional Retirement Program (“ORP”) provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Amounts attributable to employer contributions vest after one year of participation. Distributions require written certification from the employer of the employee’s vesting status and, if the employee is living and under age 70 1/2, the employee’s retirement or other termination from employment.
Pension, Profit–Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits participants in certain TSA programs or 401(k) plans to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the participant’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the Owner has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan are not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

	Tax-Qualified Contracts and Employer Plans	Basic Non-Tax-Qualified Contracts
Plan Types	• IRC §401 (Pension, Profit-Sharing, 401(k))	IRC §72 only
• IRC §403(b) (Tax-Sheltered Annuities)
• IRC §408 (IRA, SEP, SIMPLE IRA)
• IRC §408A (Roth IRA)
• IRC §402A (Roth TSA or Roth 401(k))
• IRC §457
• IRC §409A (Nonqualified Deferred Compensation)
Who May Purchase a Contract	Natural person, employer, or employer plan. Nonqualified deferred compensation plans will generally lose tax-deferred status of Contract itself.	Anyone. Non-natural person may purchase but will generally lose tax-deferred status.
Restrictions on Distributions	Distributions from tax-qualified Contracts may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.	None.
Taxation of Surrenders	If there is an after-tax “investment in the contract,” a pro rata portion of the amount surrendered is taxable income based on the ratio of “investment in the contract” to Account Value. Usually, 100% of distributions from a qualified plan must be included in taxable income because there were no after-tax contributions and therefore no “investment in the contract.” Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Account Value in excess of “investment in the contract” is included in taxable income. Generally, the “investment in the contract” will equal the sum of all purchase payments less prior non-taxable withdrawals. Surrenders are deemed to come from earnings first, and “investment in the contract” last.

For a Contract purchased through a IRC §1035 exchange that includes contributions made before August 14, 1982, withdrawals are not taxable until those contributions have been returned in full.
Taxation of Benefit Payments (annuity benefit payments or death benefit payments)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.
Taxation of Lump Sum Death Benefit	Taxed to recipient generally in same manner as full surrender.
Possible Penalty Taxes for Surrenders and Benefit Payments Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans or §409A nonqualified deferred compensation plans. Other exceptions may apply.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.
Assignment of Contract/Transfer of Ownership	Assignment and transfer of Ownership generally not permitted.	Generally, deferred earnings taxable to transferor on transfer or assignment; transferee’s “investment in the contract” is increased by same amount. Gift tax consequences are not discussed herein.
Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. Distributions under nongovernmental §457(b) plan, 457(f) plan, and nonqualified deferred compensation plan are subject to wage withholding. For all other payments, Payee may elect to have taxes withheld or not.	Generally, Payee may elect to have taxes withheld or not.

GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor (0.99991789) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and
NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The registration number for the Registration Statement is 33-65409.
OTHER INFORMATION AND NOTICES
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.
Owners who are currently receiving multiple copies of required documents may request additional information about householding by contacting the Company at 1-800-789-6771.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.
Legal Proceedings
The Company and Great American Advisors®, Inc. are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
Copies of the Statement of Additional Information dated May 1, 2007 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.
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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
THE COMMODORE AMERICUS® AND THE COMMODORE NAUTICUS®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2007
Annuity Investors Life Insurance Company (“the Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for either The Commodore Americus ® or The Commodore Nauticus ® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccount (the “Closed Subaccount”) investing in the following Portfolio:
Janus Aspen Series
Janus Aspen Series Worldwide Growth Portfolio — Institutional Shares
The Janus Aspen Series Worldwide Growth Portfolio Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in this Subaccount on April 29, 2005. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccount described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Company, the Separate Account and the Contracts, including the Closed Subaccount. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Americus is 033-65409; and for The Commodore Nauticus it is 033-59861.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured.
•	The Contracts are obligations of the Company and not of the bank or credit union.
•	The bank or credit union does not guarantee the Company’s obligations under the Contracts.
•	The Contracts involve investment risk and may lose value.

EXPENSE TABLES
The “EXPENSE TABLES” section of the Contract Prospectus is supplemented by adding the following:
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses prior to any fee waiver or expense reimbursement)

	Minimum	Maximum
Prior to any fee waiver or expense reimbursement *	0.27%	1.10%
After reimbursement of contractual expenses **	0.27%	1.09%

*	The expenses are shown for the year ended December 31, 2006, and do not reflect any fee waiver or expense reimbursements.

**	The advisors and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2008. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

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Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).
These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Examples for the Commodore Americus
(1) If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$972	$1,376	$1,865	$3,731
Minimum	$887	$1,103	$1,384	$2,622
(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$272	$876	$1,565	$3,731
Minimum	$187	$603	$1,084	$2,622
(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	$272	$876	$1,565	$3,731
Minimum	$187	$603	$1,084	$2,622
Examples for the Commodore Nauticus
(1) If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$972	$1,376	$1,865	$3,731
Minimum	$887	$1,103	$1,384	$2,622
(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$272	$876	$1,565	$3,731
Minimum	$187	$603	$1,084	$2,622
(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	$272	$876	$1,565	$3,731
Minimum	$187	$603	$1,084	$2,622

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CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Americus and Commodore Nauticus variable annuities with respect to the Closed Subaccount from the end of the year of inception through December 31, 2006. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for the Closed Subaccount shown was 10.00000 as of December 7, 1995 (the effective date of the Closed Subaccount)

	The Commodore Americus		The Commodore Nauticus
			Standard		Enhanced
		Number of		Number of		Number of
		Accumulation	Accumulation	Accumulation	Accumulation	Accumulation
	Accumulation Unit	Units	Unit	Units	Unit	Units	Year
	Value	Outstanding	Value	Outstanding	Value	Outstanding	Ended
Janus	23.633899	656,994.175	23.633899	656,994.175	24.427796	61,250.500	12/31/06
Aspen	20.246596	723,635.977	20.246596	723,635.977	20.863528	67,010.525	12/31/05
Series	19.366261	837,343.378	19.366261	837,343.378	19.896100	76,840.531	12/31/04
Worldwide	18.716398	950,344.989	18.716398	950,344.989	19.170490	88,670.515	12/31/03
Growth	15.283446	989,812.242	15.283446	989,812.242	15.607910	102,239.939	12/31/02
Portfolio	20.772109	1,054,009.275	20.772109	1,054,009.275	21.150108	131,698.513	12/31/01
	27.117779	1,014,262.905	27.117779	1,014,262.905	27.528797	117,399.826	12/31/00
	32.558270	910,884.507	32.558270	910,884.507	32.953985	95,306.242	12/31/99
	20.045287	689,148.869	20.045287	689,148.869	20.228946	14,225.653	12/31/98
	15.742391	425,739.592	15.742391	425,739.592	15.839608	3,070.952	12/31/97
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and the Separate Account are included in the Statement of Additional Information.

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THE PORTFOLIO
The Separate Account currently offers the Closed Subaccount only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). The Closed Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolio, the investment advisory services and administrative services of the Portfolio and the charges of the Portfolio. There is no assurance that any Portfolio will achieve its stated objectives. You should read the Portfolio prospectus, the Contract Prospectus and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to this Closed Subaccount or the Subaccounts.
All dividends and capital gains distributed by the Portfolio are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.
The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor any Portfolio makes any representations or assurances that the investment performance of the Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio / Adviser	Investment Objective / Strategy
Janus Aspen Series

Janus Aspen Series Worldwide Growth Portfolio — Institutional Shares	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio normally invests in issuers from several different countries, including the U.S.
Advisor — Janus Capital Management LLC	The portfolio may, under unusual circumstances, invest in a single country. The portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.
Expenses of the Portfolio
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectus and SAI for the Portfolio. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options.
You may allocate purchase payments to any of the Janus Aspen Series Worldwide Growth Portfolio Closed Subaccount only if you held Accumulation Units in the respective Closed Subaccount as of April 29, 2005.
This investment option will become unavailable to you once you no longer have Accumulation Units in that Closed Subaccount.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT A
THE COMMODORE AMERICUS® AND THE COMMODORE NAUTICUS®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007
This Statement of Additional Information supplements the current prospectuses for either The Commodore Americus® or The Commodore Nauticus® Variable Annuity Contracts (collectively, the “Contracts”) offered by Annuity Investors life Insurance Company® through Annuity Investors® Variable Account A (“Separate Account”). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of either of the prospectuses dated May 1, 2007, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company®, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
General Information and History
Annuity Investors Life Insurance Company® (the “Company”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.
The Company is a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc., a publicly traded insurance holding company (“GAFRI”) (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group®, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.
SERVICES
Safekeeping of Separate Account Assets
The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company’s general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.
The Company holds title to assets invested in the Fixed Account options together with the Company’s other general account assets.
Records and Reports
The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner’s last known address.
Experts
The financial statements of the Separate Account at December 31, 2006 and for each of the two years in the period then ended, and of the Company at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

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DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts to new purchasers has been suspended. Existing Contract or Certificate owners may make additional purchase payments, however. Although the Company does not anticipate any further offering of the Contracts to new purchasers, the Company reserves the right to resume offering any one or more of the Contracts.
The approximate commissions received and retained by Great American Advisors®, Inc. (“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

	Year Ended
Contract and
Registration	12/31/2006		12/31/2005		12/31/2004
No.	Received	Retained	Received	Retained	Received	Retained
The Commodore Americus® 33-59861	$120,629	13,101	$154,646	$35,522	$183,902	$37,284
The Commodore Nauticus® 33-65409	$466,513	34,411	$520,019	$133,414	$557,592	$134,337
CALCULATION OF PERFORMANCE INFORMATION
Money Market Subaccount Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount’s current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:
BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value (“AUV”) for the Money Market Subaccount over a 7-day period determined as follows:

AUV at end of 7-day period — AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

4

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7)] — 1
The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2006 are as follows:
Merrill Lynch Money Market

Contract and Registration	Total Separate
No.	Account Charges	Yield	Effective Yield
The Commodore Americus® 33-65409	1.25%	3.56%	3.62%
The Commodore Nauticus® 33-59861	1.25%	3.56%	3.62%
	0.95%	3.86%	3.93%
Dreyfus Money Market

Contract and Registration	Total Separate
No.	Account Charges	Yield	Effective Yield
The Commodore Americus® 33-65409	1.25%	3.57%	3.64%
The Commodore Nauticus® 33-59861	1.25%	3.57%	3.64%
	0.95%	3.87%	3.94%
The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company’s Administrative office toll free at 1-800-789-6771.
In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or Contract (or certificate) maintenance fees that may be applicable on surrender under any Contract.

5

Average Annual Total Return Calculation
The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n = ERV
Where:

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

N	=	number of years

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
Average annual total return for the Contracts may be presented in either standardized or non-standardized form. Average annual total return data for the Contracts may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or certificate) maintenance fees, contingent deferred sales charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges, but not Contract (or certificate) maintenance fees or contingent deferred sales charges. The Contracts are not subject to an administration charge. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.
Cumulative Total Return Calculation
The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) — 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract (or certificate) maintenance fee, for the period

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P	=	a hypothetical initial payment of $1,000
Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract (or certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the contract (or certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

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Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees — data is the same for all Standard Contracts)

	The Commodore Americus®
	The Commodore Nauticus®
	S.E.C. File Nos.
	33-59861
	33-65409
	Standard[1]
	Contracts
			From
All Periods			Inception
Ended 12/31/2006	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I Shares[3]	6.57%	5.87%	4.49%
AIM V.I. Government Securities Fund- Series I Shares[3]	-6.24%	-0.44%	1.25%
AIM V.I. Core Equity Fund-Series I Shares[3]	6.75%	3.30%	5.28%
American Century VP Large Company Value Fund-Class I	9.99%	N/A	5.97%
American Century VP Mid Cap Value Fund-Class I	10.30%	N/A	9.64%
American Century VP Ultra® Fund-Class I	-12.98%	-3.28%	-4.57%
American Century VP Vista SM Fund-Class I	-0.85%	5.65%	5.28%
BlackRock Value V.I. Fund -Class I (formerly Mercury Basic Value)	11.85%	5.20%	9.49%
BlackRock Money Market V.I. Fund-Class I (formerly Mercury Domestic Money Market)	-6.11%	-2.42%	-0.56%
BlackRock Global Allocation V.I. Fund-Class I (formerly Mercury Global Allocation)	6.58%	9.39%	6.01%
BlackRock High Income V.I. Fund-Class I (formerly Mercury High Current Income)	-0.38%	5.84%	3.06%
Dreyfus IP Technology Growth Portfolio-Initial Shares	-5.49%	-4.62%	-9.29%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-0.66%	-2.85%	2.93%
Dreyfus Stock Index Fund, Inc.	5.56%	2.06%	6.52%
Dreyfus VIF Appreciation Portfolio-Initial Shares	6.53%	1.27%	6.60%
Dreyfus VIF Developing Leaders Portfolio-Initial Shares[5]	-6.02%	1.50%	4.78%
Dreyfus VIF Growth and Income Portfolio-Initial Shares[5]	4.58%	-0.33%	3.58%
Dreyfus VIF Money Market Portfolio	-6.21%	-2.48%	-0.75%
DWS Small Cap Index-Class A4	7.53%	7.41%	4.85%
Janus Aspen Series Balanced Portfolio-Institutional Shares	0.84%	2.92%	8.41%
Janus Aspen Series Forty Portfolio-Institutional Shares[4]	-0.52%	4.53%	10.22%
Janus Aspen Series International Growth Portfolio-Service Shares[3]	36.30%	14.97%	13.78%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	3.70%	4.79%	5.09%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	8.23%	-0.15%	6.76%
Oppenheimer Capital Appreciation Fund-VA-Initial Shares	-1.90%	-1.10%	7.04%
Oppenheimer Main Street Fund®/VA-Initial Shares	5.09%	2.73%	5.86%
PIMCO VIT High Yield Portfolio-Administrative Class	-0.75%	4.97%	2.30%
PIMCO VIT Real Return Portfolio-Administrative Class	-9.04%	3.78%	5.17%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I5	-6.06%	0.88%	2.91%
Van Kampen U.S. Mid Cap Value Portfolio-Class I	10.69%	6.04%	10.39%
Van Kampen UIF U.S. Real Estate Portfolio-Class I5	27.82%	21.78%	14.12%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.

2/	From Separate Account Commencement date (12/7/95) to 12/31/2006 unless otherwise noted.

3/	From inception date of Subaccount (5/1/01) to 12/31/2006.

4/	From inception date of Subaccount (5/1/99) to 12/31/2006.

5/	From inception date of Subaccount (5/1/97) to 12/31/2006.

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Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees — data is the same for all Enhanced Contracts)

	The Commodore Americus®
	S.E.C. File No.
	33-59861
	Enhanced[1]
	Contracts
			From
All Periods			Inception
Ended 12/31/2006	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I Shares[3]	6.92%	6.21%	4.85%
AIM V.I. Government Securities Fund- Series I Shares[3]	-5.93%	-0.09%	1.63%
AIM V.I. Core Equity Fund-Series I Shares[3]	7.10%	3.65%	5.65%
American Century VP Large Company Value Fund-Class I	10.35%	N/A	6.33%
American Century VP Mid Cap Value Fund-Class I	10.66%	N/A	10.01%
American Century VP Ultra® Fund-Class I	-12.69%	-2.94%	-4.22%
American Century VP Vista SM Fund-Class I	-0.52%	6.01%	5.64%
BlackRock Value V.I. Fund -Class I (formerly Mercury Basic Value)	12.21%	5.56%	9.87%
BlackRock Money Market V.I. Fund-Class I (formerly Mercury Domestic Money Market)	-5.97%	-2.20%	-0.19%
BlackRock Global Allocation V.I. Fund-Class I (formerly Mercury Global Allocation)	6.93%	9.75%	6.39%
BlackRock High Income V.I. Fund-Class I (formerly Mercury High Current Income)	-0.06%	6.20%	3.44%
Dreyfus IP Technology Growth Portfolio-Initial Shares	-5.18%	-4.28%	-8.90%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-0.33%	-2.51%	3.31%
Dreyfus Stock Index Fund, Inc.	5.90%	2.41%	6.90%
Dreyfus VIF Appreciation Portfolio-Initial Shares	6.87%	1.63%	6.98%
Dreyfus VIF Developing Leaders Portfolio-Initial Shares[5]	-5.71%	1.86%	5.15%
Dreyfus VIF Growth and Income Portfolio-Initial Shares[5]	4.93%	0.02%	3.96%
Dreyfus VIF Money Market Portfolio	-6.08%	-2.27%	-0.52%
DWS Small Cap Index-Class A4	7.88%	7.78%	5.21%
Janus Aspen Series Balanced Portfolio-Institutional Shares	1.17%	3.27%	8.78%
Janus Aspen Series Forty Portfolio-Institutional Shares[4]	-0.19%	4.88%	10.58%
Janus Aspen Series International Growth Portfolio-Service Shares[3]	36.74%	15.35%	14.15%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	4.04%	5.15%	5.46%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	8.58%	0.19%	7.13%
Oppenheimer Capital Appreciation Fund-VA-Initial Shares	-1.57%	-0.75%	7.42%
Oppenheimer Main Street Fund®/VA-Initial Shares	5.44%	3.08%	6.24%
PIMCO VIT High Yield Portfolio-Administrative Class	-0.43%	5.32%	2.66%
PIMCO VIT Real Return Portfolio-Administrative Class	-8.74%	4.13%	5.53%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I5	-5.75%	1.23%	3.29%
Van Kampen U.S. Mid Cap Value Portfolio-Class I	11.05%	6.40%	10.76%
Van Kampen UIF U.S. Real Estate Portfolio-Class I5	28.24%	22.18%	14.49%

1/	Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.

2/	From Separate Account Commencement date (12/7/95) to 12/31/2006 unless otherwise noted.

3/	From inception date of Subaccount (5/1/01) to 12/31/2006.

4/	From inception date of Subaccount (5/1/99) to 12/31/2006.

5/	From inception date of Subaccount (5/1/97) to 12/31/2006.

8

Non Standardized
Average Annual Total Return Data
(Data reflects deduction of mortality and expense risk charges, but not contingent deferred sales charges or contract (or certificate) maintenance fees — data is the same for all Standard Contracts)

	The Commodore Americus®
	The Commodore Nauticus®
	S.E.C. File Nos.
	33-59861
	33-65409
	Standard[1]
	Contracts
			From
All Periods			Inception
Ended 12/31/2006	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I Shares[3]	15.07%	8.08%	6.23%
AIM V.I. Government Securities Fund- Series I Shares[3]	2.26%	2.35%	3.40%
AIM V.I. Core Equity Fund-Series I Shares[3]	15.25%	5.73%	6.78%
American Century VP Large Company Value Fund-Class I	18.49%	N/A	11.45%
American Century VP Mid Cap Value Fund-Class I	18.80%	N/A	14.93%
American Century VP Ultra® Fund-Class I	-4.48%	-0.17%	-1.14%
American Century VP Vista SM Fund-Class I	7.65%	7.88%	7.76%
BlackRock Value V.I. Fund -Class I (formerly Mercury Basic Value)	20.35%	7.47%	10.53%
BlackRock Money Market V.I. Fund-Class I (formerly Mercury Domestic Money Market)	2.39%	0.58%	1.96%
BlackRock Global Allocation V.I. Fund-Class I (formerly Mercury Global Allocation)	15.08%	11.34%	7.42%
BlackRock High Income V.I. Fund-Class I (formerly Mercury High Current Income)	8.12%	8.06%	4.89%
Dreyfus IP Technology Growth Portfolio-Initial Shares	3.01%	-1.35%	-4.95%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	7.84%	0.21%	4.78%
Dreyfus Stock Index Fund, Inc.	14.06%	4.60%	7.87%
Dreyfus VIF Appreciation Portfolio-Initial Shares	15.03%	3.89%	7.94%
Dreyfus VIF Developing Leaders Portfolio-Initial Shares[5]	2.48%	4.10%	6.35%
Dreyfus VIF Growth and Income Portfolio-Initial Shares[5]	13.08%	2.45%	5.33%
Dreyfus VIF Money Market Portfolio	2.29%	0.54%	1.81%
DWS Small Cap Index-Class A4	16.03%	9.51%	6.53%
Janus Aspen Series Balanced Portfolio-Institutional Shares	9.34%	5.38%	9.55%
Janus Aspen Series Forty Portfolio-Institutional Shares[4]	7.98%	6.85%	11.29%
Janus Aspen Series International Growth Portfolio-Service Shares[3]	44.80%	16.58%	14.50%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	12.20%	7.09%	6.62%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	16.73%	2.61%	8.08%
Oppenheimer Capital Appreciation Fund-VA-Initial Shares	6.60%	1.76%	8.33%
Oppenheimer Main Street Fund®/VA-Initial Shares	13.59%	5.21%	7.29%
PIMCO VIT High Yield Portfolio-Administrative Class	7.75%	7.26%	4.32%
PIMCO VIT Real Return Portfolio-Administrative Class	-0.54%	6.17%	7.07%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I5	2.44%	3.54%	4.70%
Van Kampen U.S. Mid Cap Value Portfolio-Class I	19.19%	8.24%	11.38%
Van Kampen UIF U.S. Real Estate Portfolio-Class I5	36.32%	23.07%	14.89%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.

2/	From Separate Account Commencement date (12/7/95) to 12/31/2006 unless otherwise noted.

3/	From inception date of Portfolio (10/1/97) to 12/31/2006.

4/	From inception date of Portfolio (8/22/97) to 12/31/2006.

5/	From inception date of Subaccount (5/1/97) to 12/31/2006.

9

Non Standardized
Average Annual Total Return Data
(Data reflects deduction of mortality and expense risk charges, but not contingent deferred sales charges or contract (or certificate) maintenance fees — data is the same for all Enhanced Contracts)

	The Commodore Americus®
	S.E.C. File No.
	33-59861
	Enhanced[1]
	Contracts
			From
All Periods			Inception
Ended 12/31/2006	1 Year	5 Years	Date[3]
AIM V.I. Capital Development Fund-Series I Shares[3]	15.42%	8.40%	6.55%
AIM V.I. Government Securities Fund- Series I Shares[3]	2.57%	2.66%	3.71%
AIM V.I. Core Equity Fund-Series I Shares[3]	15.60%	6.05%	7.10%
American Century VP Large Company Value Fund-Class I	18.85%	N/A	11.79%
American Century VP Mid Cap Value Fund-Class I	19.16%	N/A	15.28%
American Century VP Ultra® Fund-Class I	-4.19%	0.13%	-0.84%
American Century VP Vista SM Fund-Class I	7.98%	8.21%	8.09%
BlackRock Value V.I. Fund -Class I (formerly Mercury Basic Value)	20.71%	7.80%	10.87%
BlackRock Money Market V.I. Fund-Class I (formerly Mercury Domestic Money Market)	2.53%	0.78%	2.25%
BlackRock Global Allocation V.I. Fund-Class I (formerly Mercury Global Allocation)	15.43%	11.68%	7.75%
BlackRock High Income V.I. Fund-Class I (formerly Mercury High Current Income)	8.44%	8.39%	5.21%
Dreyfus IP Technology Growth Portfolio-Initial Shares	3.32%	-1.05%	-4.66%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	8.17%	0.51%	5.10%
Dreyfus Stock Index Fund, Inc.	14.40%	4.92%	8.20%
Dreyfus VIF Appreciation Portfolio-Initial Shares	15.37%	4.21%	8.27%
Dreyfus VIF Developing Leaders Portfolio-Initial Shares[5]	2.79%	4.42%	6.67%
Dreyfus VIF Growth and Income Portfolio-Initial Shares[5]	13.43%	2.76%	5.65%
Dreyfus VIF Money Market Portfolio	2.42%	0.72%	1.99%
DWS Small Cap Index-Class A4	16.38%	9.85%	6.85%
Janus Aspen Series Balanced Portfolio-Institutional Shares	9.67%	5.70%	9.88%
Janus Aspen Series Forty Portfolio-Institutional Shares[4]	8.31%	7.17%	11.62%
Janus Aspen Series International Growth Portfolio-Service Shares[3]	45.24%	16.94%	14.84%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	12.54%	7.42%	6.94%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	17.08%	2.92%	8.41%
Oppenheimer Capital Appreciation Fund-VA-Initial Shares	6.93%	2.07%	8.66%
Oppenheimer Main Street Fund®/VA-Initial Shares	13.94%	5.53%	7.62%
PIMCO VIT High Yield Portfolio-Administrative Class	8.07%	7.58%	4.63%
PIMCO VIT Real Return Portfolio-Administrative Class	-0.24%	6.49%	7.39%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I5	2.75%	3.85%	5.02%
Van Kampen U.S. Mid Cap Value Portfolio-Class I	19.55%	8.57%	11.72%
Van Kampen UIF U.S. Real Estate Portfolio-Class I5	36.74%	23.45%	15.24%

1/	Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.

2/	From Separate Account Commencement date (12/7/95) to 12/31/2006 unless otherwise noted.

3/	From inception date of Portfolio (10/1/97) to 12/31/2006.

4/	From inception date of Portfolio (8/22/97) to 12/31/2006.

5/	From inception date of Subaccount (5/1/97) to 12/31/2006.

10

Other Performance Measures
Any of the Contracts may be compared in advertising materials to certificates of deposit (“CDs”) or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.
Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts’ particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or GAA.
The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.
Ibbotson Associates of Chicago, Illinois (“Ibbotson”), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.
Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount’s, or its underlying Portfolio’s, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

11

BENEFIT UNITS — TRANSFER FORMULAS
Transfer of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:
The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).
The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
= UNIT1 — BU1 (trans)
The number of Benefit Units transferred to the new Subaccount is BU2 (trans).
BU2 (trans) = BU1 (trans) * BUV1/BUV2.
The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
= UNIT2 + BU2 (trans).
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
Where:
BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.
BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.
BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.
UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

12

FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

13

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of non-tax qualified Contracts.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at, and for the years ended, December 31, 2006 and 2005 and the Company’s audited financial statements for the years ended December 31, 2006 and 2005 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

14

ANNUITY INVESTORS
VARIABLE ACCOUNT A
Financial Statements
Year Ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors Variable Account A
     and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account A (“the Account”), comprised of the sub accounts listed in Note 1, as of December 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A at December 31, 2006, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 25, 2007

1

ANNUITY INVESTORS VARIABLE ACCOUNT A
Financial Statements
Year Ended December 31, 2006

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
American Century Investments Variable Portfolios — Class I Shares:
Large Company Value Fund	$141,754.877	$1,742,725	$1,839,978
Mid Cap Value Fund	228,546.545	3,086,643	3,083,092
Ultra Fund	7,049.962	70,783	70,782
Vista Fund	66,753.889	1,047,240	1,050,707
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	431,054.897	7,773,157	7,944,342
Core Equity Fund	19,193.019	481,504	522,434
Government Securities Fund	63,072.500	768,140	744,255
DWS Investments VIT Funds — Class A:
Small Cap Index	110,527.313	1,546,867	1,781,700
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	332,634.713	12,004,523	14,153,607
Growth and Income Portfolio	134,877.572	2,784,662	3,343,615
Money Market Portfolio	358,625.290	358,625	358,625
Developing Leaders Portfolio	213,301.903	7,872,326	8,965,078
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	508,919.133	4,819,466	4,804,197
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	194,995.635	5,689,749	5,547,626
Stock Index Fund, Inc.	660,972.096	20,724,099	23,894,142
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	304,284.067	9,051,157	10,032,245
Balanced Portfolio	995,520.511	24,323,985	27,765,067
Forty Portfolio	149,422.146	3,213,699	4,506,571
Worldwide Growth Portfolio	524,285.458	18,042,771	17,023,549
Janus Aspen Series — Service Shares:
International Growth Portfolio	96,881.405	3,572,979	4,903,169
BlackRock V.I. — Class I:
Basic Value Fund	501,710.166	7,132,380	7,982,209
Money Market Fund	904,170.755	904,171	904,171
Global Allocation Fund	126,528.072	1,631,799	1,870,085
High Income Fund	208,009.493	1,574,259	1,595,432
Oppenheimer Variable Account Funds — Initial Shares:
Capital Appreciation Fund	4,639.161	179,646	192,201
Main Street Fund	10,440.040	232,325	258,704
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	33,614.688	275,750	280,347
Real Return Portfolio	75,037.090	939,028	895,193
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	304,835.293	3,470,587	3,475,122
U.S. Mid Cap Value Portfolio	46,930.551	877,494	926,409
U.S. Real Estate Portfolio	191,978.276	3,536,466	5,636,482

Total cost		$149,729,005

Total assets			$166,351,136
The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006
Net assets attributable to variable annuity contract holders (Note 2):

			Fair
	Units	Unit Value	Value
American Century Investments Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.25% series contract	143,448.851	$12.643976	$1,813,764
Large Company Value Fund - 0.95% series contract	2,062.816	12.708107	26,214
Mid Cap Value Fund - 1.25% series contract	219,796.341	13.413310	2,948,196
Mid Cap Value Fund - 0.95% series contract	10,006.181	13.481310	134,896
Ultra Fund - 1.25% series contract	6,407.709	10.492509	67,233
Ultra Fund - 0.95% series contract	336.492	10.545743	3,549
Vista Fund - 1.25% series contract	80,073.506	12.314644	986,077
Vista Fund - 0.95% series contract	5,221.697	12.377116	64,630
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund - 1.25% series contract	538,627.913	13.928779	7,502,429
Capital Development Fund - 0.95% series contract	31,192.061	14.167469	441,913
Core Equity Fund - 1.25% series contract	46,361.612	10.823900	501,813
Core Equity Fund - 0.95% series contract	1,901.207	10.846037	20,621
Government Securities Fund - 1.25% series contract	61,706.979	11.668408	720,022
Government Securities Fund - 0.95% series contract	2,041.864	11.868275	24,233
DWS Investments VIT Funds — Class A:
Small Cap Index - 1.25% series contract	95,430.853	17.520732	1,672,018
Small Cap Index - 0.95% series contract	6,118.270	17.926929	109,682
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.25% series contract	562,772.333	23.492331	13,220,834
Appreciation Portfolio - 0.95% series contract	38,415.342	24.281268	932,773
Growth and Income Portfolio - 1.25% series contract	211,010.538	14.599203	3,080,586
Growth and Income Portfolio - 0.95% series contract	17,504.102	15.026728	263,029
Money Market Portfolio- 1.25% series contract	320,807.244	1.044070	334,945
Money Market Portfolio - 0.95% series contract	22,573.245	1.049032	23,680
Developing Leaders Portfolio - 1.25% series contract	468,606.515	17.877947	8,377,722
Developing Leaders Portfolio - 0.95% series contract	31,918.821	18.401569	587,356
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.25% series contract	389,403.221	11.790739	4,591,352
Technology Growth Portfolio - 0.95% series contract	17,960.756	11.850544	212,845
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.25% series contract	290,528.144	16.864692	4,899,668
Socially Responsible Growth Fund, Inc. - 0.95% series contract	37,171.777	17.431448	647,958
Stock Index Fund, Inc. - 1.25% series contract	960,052.937	23.311957	22,380,713
Stock Index Fund, Inc. - 0.95% series contract	62,811.164	24.094898	1,513,429
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio - 1.25% series contract	467,752.915	20.465645	9,572,865
Mid Cap Growth Portfolio - 0.95% series contract	21,716.486	21.153536	459,380
Balanced Portfolio - 1.25% series contract	888,750.515	27.611739	24,539,947
Balanced Portfolio - 0.95% series contract	113,005.823	28.539411	3,225,120
Forty Portfolio - 1.25% series contract	375,352.714	11.535242	4,329,784
Forty Portfolio - 0.95% series contract	14,978.512	11.802739	176,787
Worldwide Growth Portfolio - 1.25% series contract	656,994.175	23.633899	15,527,334
Worldwide Growth Portfolio - 0.95% series contract	61,250.500	24.427796	1,496,215
Janus Aspen Series — Service Shares:
International Growth Portfolio - 1.25% series contract	258,801.862	17.967338	4,649,981
International Growth Portfolio - 0.95% series contract	13,854.196	18.275158	253,188
The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006
Net assets attributable to variable annuity contract holders (Continued) (Note 2):

			Fair
	Units	Unit Value	Value
BlackRock V.I. — Class I:
Basic Value Fund - 1.25% series contract	249,996.235	$30.608679	$7,652,055
Basic Value Fund - 0.95% series contract	10,435.860	31.636508	330,154
Money Market Fund - 1.25% series contract	618,813.280	1.265850	783,325
Money Market Fund - 0.95% series contract	92,972.957	1.299797	120,846
Global Allocation Fund - 1.25% series contract	78,734.127	22.140108	1,743,182
Global Allocation Fund - 0.95% series contract	5,545.540	22.883770	126,903
High Income Fund - 1.25% series contract	89,142.086	16.967691	1,512,535
High Income Fund - 0.95% series contract	4,729.385	17.528151	82,897
Oppenheimer Variable Account Funds — Initial Shares:
Capital Appreciation Fund - 1.25% series contract	14,789.695	11.653897	172,358
Capital Appreciation Fund - 0.95% series contract	1,694.090	11.712998	19,843
Main Street Fund - 1.25% series contract	16,862.072	12.439676	209,759
Main Street Fund - 0.95% series contract	3,914.767	12.502759	48,945
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.25% series contract	23,794.253	11.355131	270,187
High Yield Portfolio - 0.95% series contract	890.195	11.412719	10,160
Real Return Portfolio - 1.25% series contract	83,190.573	9.918967	825,165
Real Return Portfolio - 0.95% series contract	7,024.379	9.969309	70,028
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.25% series contract	206,817.135	15.680757	3,243,049
Core Plus Fixed Income Portfolio - 0.95% series contract	14,378.841	16.139901	232,073
U.S. Mid Cap Value Portfolio - 1.25% series contract	66,493.669	13.668243	908,852
U.S. Mid Cap Value Portfolio - 0.95% series contract	1,278.062	13.737539	17,557
U.S. Real Estate Portfolio - 1.25% series contract	125,267.061	41.196075	5,160,511
U.S. Real Estate Portfolio - 0.95% series contract	11,225.161	42.402143	475,971

Net assets attributable to variable annuity contract holders			$166,351,136
The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF OPERATIONS
For The Year Ended December 31, 2006

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
American Century Investments Variable Portfolios — Class I Shares:
Large Company Value Fund	$113	$7,164	$(7,051)	$7,555	$1,496	$104,123	$113,174	$106,123
Mid Cap Value Fund	1,439	2,240	(801)	8,277	7,350	(3,411)	12,216	11,415
Ultra Fund	0	911	(911)	(2,815)	0	(1,216)	(4,031)	(4,942)
Vista Fund	0	1,599	(1,599)	8,553	367	1,482	10,402	8,803
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	0	15,008	(15,008)	60,179	26,900	60,465	147,544	132,536
Core Equity Fund (*)	2,846	3,932	(1,086)	1,232	0	40,928	42,160	41,074
Government Securities Fund	29,658	9,481	20,177	(9,553)	0	5,348	(4,205)	15,972
Premier Equity Fund (**)	4,530	1,823	2,707	77,307	0	(57,218)	20,089	22,796
DWS Investments VIT Funds — Class A:
Equity 500 Index (***)	13,411	14,083	(672)	305,256	0	(147,678)	157,578	156,906
Small Cap Index	9,688	19,404	(9,716)	55,274	64,812	116,914	237,000	227,284
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	206,763	164,287	42,476	14,156	0	1,830,060	1,844,216	1,886,692
Growth and Income Portfolio	25,440	39,899	(14,459)	(68,813)	0	487,247	418,434	403,975
Money Market Portfolio	18,696	5,486	13,210	0	0	0	0	13,210
Developing Leaders Portfolio	37,659	113,452	(75,793)	120,226	778,779	(591,793)	307,212	231,419
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	0	837	(837)	3,129	0	(16,415)	(13,286)	(14,123)
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	5,848	66,051	(60,203)	(313,446)	0	784,426	470,980	410,777
Stock Index Fund, Inc.	366,805	270,340	96,465	(162,160)	0	2,943,726	2,781,566	2,878,031
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	0	120,590	(120,590)	(1,700,325)	0	2,940,526	1,240,201	1,119,611
Balanced Portfolio	584,523	331,845	252,678	24,226	0	2,153,685	2,177,911	2,430,589
Forty Portfolio	15,409	54,201	(38,792)	82,672	0	292,686	375,358	336,566
Worldwide Growth Portfolio	280,328	196,110	84,218	(213,209)	0	2,645,972	2,432,763	2,516,981
Janus Aspen Series — Service Shares:
International Growth Portfolio	68,490	42,820	25,670	292,036	0	921,659	1,213,695	1,239,365
BlackRock V.I. — Class I:
Basic Value Fund	123,590	90,156	33,434	166,136	812,030	364,277	1,342,443	1,375,877
Money Market Fund	43,995	18,664	25,331	0	0	0	0	25,331
Global Allocation Fund	48,303	21,751	26,552	74,461	70,350	71,043	215,854	242,406
High Income Fund	121,532	20,142	101,390	31,024	0	(5,451)	25,573	126,963
Oppenheimer Variable Account Funds — Initial Shares:
Capital Appreciation Fund	453	1,717	(1,264)	3,878	0	8,773	12,651	11,387
Main Street Fund	1,851	2,367	(516)	5,506	0	22,992	28,498	27,982
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio (***)	0	11,357	(11,357)	239,014	0	(163,987)	75,027	63,670
Mid Cap Portfolio (***)	7,238	35,625	(28,387)	681,753	135,811	(475,017)	342,547	314,160
Select Value Portfolio (***)	14,396	11,828	2,568	298,380	0	(87,837)	210,543	213,111
Columbus Technology & Communications Portfolio (***)	0	58,938	(58,938)	1,071,937	0	(832,328)	239,609	180,671
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	14,884	2,677	12,207	(552)	0	5,006	4,454	16,661
Real Return Portfolio	32,983	8,299	24,684	(4,079)	20,166	(38,930)	(22,843)	1,841
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	140,719	43,627	97,092	9,358	18,699	(44,241)	(16,184)	80,908
U.S. Mid Cap Value Portfolio	1,785	8,327	(6,542)	14,007	76,997	35,243	126,247	119,705
U.S. Real Estate Portfolio	53,817	60,713	(6,896)	477,484	323,097	745,092	1,545,673	1,538,777
Wells Fargo Advantage Variable Trust:
Opportunity Fund (***)	0	79,678	(79,678)	1,504,442	689,836	(1,409,711)	784,567	704,889

Totals	$2,277,192	$1,957,429	$319,763	$3,162,506	$3,026,690	$12,706,440	$18,895,636	$19,215,399

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

(**)	Period from January 1, 2006 to April 28, 2006 (fund merger date).

(***)	Period from January 1, 2006 to December 29, 2006 (fund close date initiated December 27, 2006 and completed December 29, 2006).

5

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
For The Year Ended December 31, 2006

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
American Century Investments Variable Portfolios — Class I Shares:
Large Company Value Fund	$(7,051)	$7,555	$1,496	$104,123	$106,123	$105,972	$81,889	$1,332,098	$1,356,181	$1,462,304	$377,674	$1,839,978
Mid Cap Value Fund	(801)	8,277	7,350	(3,411)	11,415	64,388	51,114	2,957,267	2,970,541	2,981,956	101,136	3,083,092
Ultra Fund	(911)	(2,815)	0	(1,216)	(4,942)	16,199	2,903	5,019	18,315	13,373	57,409	70,782
Vista Fund	(1,599)	8,553	367	1,482	8,803	47,828	52,741	946,980	942,067	950,870	99,837	1,050,707
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	(15,008)	60,179	26,900	60,465	132,536	272,230	263,722	7,027,739	7,036,247	7,168,783	775,559	7,944,342
Core Equity Fund (*)	(1,086)	1,232	0	40,928	41,074	61,526	44,306	464,140	481,360	522,434	0	522,434
Government Securities Fund	20,177	(9,553)	0	5,348	15,972	137,520	147,937	(64,282)	(74,699)	(58,727)	802,982	744,255
Premier Equity Fund (**)	2,707	77,307	0	(57,218)	22,796	27,508	49,508	(451,602)	(473,602)	(450,806)	450,806	0
DWS Investments VIT Funds — Class A:
Equity 500 Index (***)	(672)	305,256	0	(147,678)	156,906	39,660	112,234	(1,207,728)	(1,280,302)	(1,123,396)	1,123,396	0
Small Cap Index	(9,716)	55,274	64,812	116,914	227,284	282,889	185,788	188,463	285,564	512,848	1,268,852	1,781,700
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	42,476	14,156	0	1,830,060	1,886,692	1,178,640	1,440,871	(535,287)	(797,518)	1,089,174	13,064,433	14,153,607
Growth and Income Portfolio	(14,459)	(68,813)	0	487,247	403,975	229,356	478,213	(78,901)	(327,758)	76,217	3,267,398	3,343,615
Money Market Portfolio	13,210	0	0	0	13,210	68,855	62,486	(70,888)	(64,519)	(51,309)	409,934	358,625
Developing Leaders Portfolio	(75,793)	120,226	778,779	(591,793)	231,419	830,949	1,208,511	(498,649)	(876,211)	(644,792)	9,609,870	8,965,078
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(837)	3,129	0	(16,415)	(14,123)	25,250	72,212	4,837,035	4,790,073	4,775,950	28,247	4,804,197
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(60,203)	(313,446)	0	784,426	410,777	437,653	651,430	(255,699)	(469,476)	(58,699)	5,606,325	5,547,626
Stock Index Fund, Inc.	96,465	(162,160)	0	2,943,726	2,878,031	1,929,915	3,261,055	685,883	(645,257)	2,232,774	21,661,368	23,894,142
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	(120,590)	(1,700,325)	0	2,940,526	1,119,611	744,904	1,125,675	(384,137)	(764,908)	354,703	9,677,542	10,032,245
Balanced Portfolio	252,678	24,226	0	2,153,685	2,430,589	2,064,031	3,515,096	(3,009)	(1,454,074)	976,515	26,788,552	27,765,067
Forty Portfolio	(38,792)	82,672	0	292,686	336,566	455,271	593,072	(194,285)	(332,086)	4,480	4,502,091	4,506,571
Worldwide Growth Portfolio	84,218	(213,209)	0	2,645,972	2,516,981	1,011,706	1,765,556	(788,823)	(1,542,673)	974,308	16,049,241	17,023,549
Janus Aspen Series — Service Shares:
International Growth Portfolio	25,670	292,036	0	921,659	1,239,365	706,203	353,071	1,201,913	1,555,045	2,794,410	2,108,759	4,903,169
BlackRock V.I. — Class I:
Basic Value Fund	33,434	166,136	812,030	364,277	1,375,877	807,621	1,031,401	(61,530)	(285,310)	1,090,567	6,891,642	7,982,209
Money Market Fund	25,331	0	0	0	25,331	119,086	187,926	(132,062)	(200,902)	(175,571)	1,079,742	904,171
Global Allocation Fund	26,552	74,461	70,350	71,043	242,406	231,075	196,378	(3,904)	30,793	273,199	1,596,886	1,870,085
High Income Fund	101,390	31,024	0	(5,451)	126,963	123,535	256,438	(126,375)	(259,278)	(132,315)	1,727,747	1,595,432
Oppenheimer Variable Account Funds — Initial Shares:
Capital Appreciation Fund	(1,264)	3,878	0	8,773	11,387	66,925	24,835	49,273	91,363	102,750	89,451	192,201
Main Street Fund	(516)	5,506	0	22,992	27,982	63,858	18,724	81,149	126,283	154,265	104,439	258,704
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio (***)	(11,357)	239,014	0	(163,987)	63,670	111,216	97,737	(984,012)	(970,533)	(906,863)	906,863	0
Mid Cap Portfolio (***)	(28,387)	681,753	135,811	(475,017)	314,160	383,464	404,567	(3,349,284)	(3,370,387)	(3,056,227)	3,056,227	0
Select Value Portfolio (***)	2,568	298,380	0	(87,837)	213,111	147,446	107,017	(1,173,594)	(1,133,165)	(920,054)	920,054	0
Columbus Technology & Communications Portfolio (***)	(58,938)	1,071,937	0	(832,328)	180,671	492,153	614,588	(5,011,371)	(5,133,806)	(4,953,135)	4,953,135	0
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	12,207	(552)	0	5,006	16,661	49,263	18,592	79,815	110,486	127,147	153,200	280,347
Real Return Portfolio	24,684	(4,079)	20,166	(38,930)	1,841	164,287	42,751	405,763	527,299	529,140	366,053	895,193
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	97,092	9,358	18,699	(44,241)	80,908	527,594	399,297	(450,524)	(322,227)	(241,319)	3,716,441	3,475,122
U.S. Mid Cap Value Portfolio	(6,542)	14,007	76,997	35,243	119,705	176,441	43,897	376,091	508,635	628,340	298,069	926,409
U.S. Real Estate Portfolio	(6,896)	477,484	323,097	745,092	1,538,777	507,061	832,653	14,615	(310,977)	1,227,800	4,408,682	5,636,482
Wells Fargo Advantage Variable Trust:
Opportunity Fund (***)	(79,678)	1,504,442	689,836	(1,409,711)	704,889	508,839	902,084	(6,971,999)	(7,365,244)	(6,660,355)	6,660,355	0

Totals	$319,763	$3,162,506	$3,026,690	$12,706,440	$19,215,399	$15,218,317	$20,698,275	$(2,144,702)	$(7,624,660)	$11,590,739	$154,760,397	$166,351,136

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

(**)	Period from January 1, 2006 to April 28, 2006 (fund merger date).

(***)	Period from January 1, 2006 to December 29, 2006 (fund close date initiated December 27, 2006 and completed December 29, 2006).

6

ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
For The Year Ended December 31, 2005

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers
		Gain (Loss)		Appreciation	(Decrease)			To (From)	Net Increase	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	in Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
American Century Investments:
Large Company Value — Class I (*)	$6,310	$334	$5,482	$(6,869)	$5,257	$32,084	$10,535	$350,868	$372,417	$377,674	$0	$377,674
Mid Cap Value — Class I (*)	64	3,236	2,306	(140)	5,466	14,901	8	80,777	95,670	101,136	0	101,136
Ultra — Class I (*)	(178)	5	0	1,215	1,042	1,873	0	54,494	56,367	57,409	0	57,409
Vista — Class I (*)	(245)	339	0	1,984	2,078	22,395	2,924	78,288	97,759	99,837	0	99,837
AIM Variable Investment Funds, Inc.:
Capital Development Fund	(7,656)	35,792	0	27,719	55,855	132,684	57,407	129,253	204,530	260,385	515,174	775,559
Government Securities Fund	16,309	(5,068)	0	(7,787)	3,454	170,523	149,962	(46,029)	(25,468)	(22,014)	824,996	802,982
Premier Equity Fund	(1,881)	23,994	0	(2,982)	19,131	92,959	73,363	(52,826)	(33,230)	(14,099)	464,905	450,806
Scudder VIT Funds:
EAFE Equity Index (**)	11,763	64,717	0	(78,287)	(1,807)	96,594	21,664	(595,671)	(520,741)	(522,548)	522,548	0
Equity 500 Index	3,377	9,820	0	24,363	37,560	42,839	75,103	(37,109)	(69,373)	(31,813)	1,155,209	1,123,396
Small Cap Index	(6,466)	45,799	29,191	(29,711)	38,813	227,421	138,195	199,724	288,950	327,763	941,089	1,268,852
The Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	(160,472)	8,784	0	548,988	397,300	1,275,173	1,655,019	(236,216)	(616,062)	(218,762)	13,283,195	13,064,433
Growth and Income Portfolio	3,472	(121,301)	0	180,871	63,042	283,655	461,403	(210,430)	(388,178)	(325,136)	3,592,534	3,267,398
Money Market (*)	4,121	0	0	0	4,121	40,589	98,894	464,118	405,813	409,934	0	409,934
Developing Leaders Portfolio	(117,647)	(167,036)	0	691,271	406,588	946,510	1,155,452	(435,099)	(644,041)	(237,453)	9,847,323	9,609,870
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio (*)	(188)	852	0	1,145	1,809	5,559	37	20,916	26,438	28,247	0	28,247
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(71,118)	(395,208)	0	583,129	116,803	519,468	975,024	(320,620)	(776,176)	(659,373)	6,265,698	5,606,325
Stock Index Fund	81,039	(242,011)	0	855,241	694,269	1,984,934	2,798,015	(12,795)	(825,876)	(131,607)	21,792,975	21,661,368
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	(113,222)	(786,869)	0	1,857,827	957,736	771,477	902,532	(401,921)	(532,976)	424,760	9,252,782	9,677,542
Balanced Portfolio	275,761	6,396	0	1,413,059	1,695,216	1,977,736	3,664,512	(827,516)	(2,514,292)	(819,076)	27,607,628	26,788,552
Forty Portfolio	(41,734)	(112,324)	0	602,056	447,998	476,630	369,820	48,593	155,403	603,401	3,898,690	4,502,091
Worldwide Growth Portfolio	21,016	(454,357)	0	1,109,868	676,527	1,191,626	2,221,062	(1,342,887)	(2,372,323)	(1,695,796)	17,745,037	16,049,241
Janus Aspen Series — Service Shares:
International Growth Portfolio	757	31,408	0	344,073	376,238	371,507	118,937	986,528	1,239,098	1,615,336	493,423	2,108,759
Merrill Lynch Variable Series Funds, Inc.:
Basic Value Fund	8,871	79,987	503,544	(483,280)	109,122	782,488	893,095	27,885	(82,722)	26,400	6,865,242	6,891,642
Domestic Money Market Fund	13,800	0	0	0	13,800	142,238	498,392	98,970	(257,184)	(243,384)	1,323,126	1,079,742
Global Allocation Fund	19,312	110,508	0	(1,497)	128,323	240,676	254,509	244,895	231,062	359,385	1,237,501	1,596,886
High Current Income Fund	138,745	(4,747)	0	(131,136)	2,862	121,491	274,344	(144,595)	(297,448)	(294,586)	2,022,333	1,727,747
Oppenheimer Variable Account Funds — Initial Shares:
Capital Appreciation Fund (*)	(367)	6	0	3,781	3,420	8,597	63	77,497	86,031	89,451	0	89,451
Main Street Fund (*)	(416)	5	0	3,387	2,976	14,967	14	86,510	101,463	104,439	0	104,439
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio	(10,562)	(34,921)	0	126,372	80,889	126,881	78,722	(111,890)	(63,731)	17,158	889,705	906,863
Mid Cap Portfolio	(36,939)	131,924	234,387	(197,093)	132,279	521,049	347,480	(177,904)	(4,335)	127,944	2,928,283	3,056,227
Select Value Portfolio	6,302	15,201	0	7,616	29,119	178,766	72,461	(153,667)	(47,362)	(18,243)	938,297	920,054
Technology & Communications Portfolio	(57,523)	(158,280)	0	604,454	388,651	573,130	455,673	(421,064)	(303,607)	85,044	4,868,091	4,953,135
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio (*)	2,205	19	0	(409)	1,815	11,156	42	140,271	151,385	153,200	0	153,200
Real Return Portfolio (*)	3,868	(940)	2,645	(4,906)	667	30,478	31,141	366,049	365,386	366,053	0	366,053
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	86,020	31,293	26,889	(37,130)	107,072	632,747	650,544	(99,751)	(117,548)	(10,476)	3,726,917	3,716,441
U.S. Mid-Cap Value Portfolio (*)	(1,030)	1,778	1,152	13,672	15,572	54,562	8,189	236,124	282,497	298,069	0	298,069
U.S. Real Estate Portfolio	(813)	374,468	107,777	124,585	606,017	460,543	516,670	167,160	111,033	717,050	3,691,632	4,408,682
Wells Fargo Advantage Variable Trust:
Opportunity Fund	(82,484)	(76,160)	0	555,115	396,471	660,669	864,893	(491,932)	(696,156)	(299,685)	6,960,040	6,660,355

Totals	$(7,829)	$(1,582,557)	$913,373	$8,700,564	$8,023,551	$15,239,575	$19,896,100	$(2,261,002)	$(6,917,527)	$1,106,024	$153,654,373	$154,760,397

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2005 (commencement of operations) to December 31, 2005.

(**)	Period from January 1, 2005 to July 22, 2005 (fund close date).

7

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
December 31, 2006
(1)	ORGANIZATION

Annuity Investors Variable Account A (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a publicly-traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2006, the following investment options were available:
American Century Investments Variable Portfolios – Class I Shares:
•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

•	Vista Fund
AIM Variable Investment Funds, Inc. – Series I Shares:
•	Capital Development Fund

•	Core Equity Fund

•	Government Securities Fund
DWS Investments VIT Funds – Class A:
•	Small Cap Index
Dreyfus Variable Investment Fund – Initial Shares:
•	Appreciation Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio

•	Developing Leaders Portfolio
Dreyfus Investment Portfolio – Initial Shares:
•	Technology Growth Portfolio
Dreyfus Funds – Initial Shares:
•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.
Janus Aspen Series – Institutional Shares:
•	Mid Cap Growth Portfolio

•	Balanced Portfolio

•	Forty Portfolio

•	Worldwide Growth Portfolio
Janus Aspen Series – Service Shares:
•	International Growth Portfolio
BlackRock V.I. – Class I:
•	Basic Value Fund

•	Money Market Fund

•	Global Allocation Fund

•	High Income Fund

8

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued
Oppenheimer Variable Account Funds – Initial Shares:
•	Capital Appreciation Fund

•	Main Street Fund
PIMCO Variable Insurance Trust – Administrative Class:
•	High Yield Portfolio

•	Real Return Portfolio
Van Kampen Universal Institutional Funds, Inc. – Class I:
•	Core Plus Fixed Income Portfolio

•	U.S. Mid Cap Value Portfolio

•	U.S. Real Estate Portfolio
AIM Variable Investment Funds, Inc. Premier Equity Fund subaccount was merged into the AIM Variable Investment Funds, Inc. Core Equity Fund subaccount on April 8, 2006 by AIM Variable Investment Funds, Inc.

The following subaccounts close was initiated on December 27, 2006 and completed on December 29, 2006: DWS Investments VIT Funds Equity 500 Index, Wells Fargo Advantage Variable Trust Opportunity Fund, Old Mutual Insurance Series Fund, Inc. Growth II Portfolio, Old Mutual Insurance Series Fund, Inc. Mid Cap Portfolio, Old Mutual Insurance Series Fund, Inc. Select Value Portfolio and Old Mutual Insurance Series Fund, Inc. Columbus Technology & Communications Portfolio.

Merrill Lynch Variable Series Funds, Inc.’s name changed to BlackRock V.I. – Class I and Scudder VIT Funds’ name changed to DWS Investment VIT Funds – Class A. Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund’s name changed to BlackRock V.I. – Class I Money Market Fund and the Merrill Lynch Variable Series Funds, Inc. High Current Income Fund’s name changed to BlackRock V.I. – Class I High Income Fund.

9

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Investments

Investments are stated at the net asset values of the respective portfolios, which present their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

10

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2006, are as follows:

	2006
	Cost of	Proceeds
	Purchases	from Sales
American Century Investments Variable Portfolios — Class I Shares:
Large Company Value Fund	$1,447,791	$97,165
Mid Cap Value Fund	3,101,766	124,676
Ultra Fund	51,564	34,159
Vista Fund	1,030,849	90,015
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	7,253,135	204,995
Core Equity Fund	525,867	45,596
Government Securities Fund	152,077	206,599
Premier Equity Fund	27,797	498,693
DWS Investments VIT Funds — Class A:
Equity 500 Index	40,817	1,321,790
Small Cap Index	589,102	248,442
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	904,961	1,660,003
Growth and Income Portfolio	239,180	581,397
Money Market Portfolio	284,104	335,414
Developing Leaders Portfolio	1,287,332	1,460,556
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	4,892,062	102,827
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	248,025	777,706
Stock Index Fund, Inc.	2,505,332	3,054,124
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	720,165	1,605,662
Balanced Portfolio	1,917,346	3,118,742
Forty Portfolio	413,940	784,816
Worldwide Growth Portfolio	643,874	2,102,330
Janus Aspen Series — Service Shares:
International Growth Portfolio	2,315,434	734,719
BlackRock V.I. — Class I:
Basic Value Fund	1,732,125	1,171,971
Money Market Fund	139,104	314,676
Global Allocation Fund	431,930	304,236
High Income Fund	222,797	380,684
Oppenheimer Variable Account Funds — Initial Shares:
Capital Appreciation Fund	125,290	35,191
Main Street Fund	173,924	48,158
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio	86,579	1,068,468
Mid Cap Portfolio	384,939	3,647,902
Select Value Portfolio	116,008	1,246,605
Columbus Technology & Communications Portfolio	351,243	5,543,987
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	157,567	34,875
Real Return Portfolio	655,157	83,008
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	641,082	847,517
U.S. Mid Cap Value Portfolio	723,002	143,912
U.S. Real Estate Portfolio	945,068	939,844
Wells Fargo Advantage Variable Trust:
Opportunity Fund	923,300	7,678,386

Total	$38,401,635	$42,679,846

11

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under the 1.25% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $1,845,370 for the year ended December 31, 2006.

In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the 0.95% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $112,059 for the year ended December 31, 2006.

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $84,512 for the year ended December 31, 2006.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

12

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006
American Century Investments Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.25% series contract	34,986.764	119,193.211	10,731.124	143,448.851
Large Company Value Fund - 0.95% series contract	405.106	1,833.734	176.024	2,062.816
Mid Cap Value Fund - 1.25% series contract	6,984.348	223,535.349	10,723.356	219,796.341
Mid Cap Value Fund - 0.95% series contract	1,969.265	9,054.297	1,017.381	10,006.181
Ultra Fund - 1.25% series contract	5,074.516	4,792.375	3,459.182	6,407.709
Ultra Fund - 0.95% series contract	151.370	230.696	45.574	336.492
Vista Fund - 1.25% series contract	8,453.107	79,274.345	7,653.946	80,073.506
Vista Fund - 0.95% series contract	273.575	5,394.359	446.237	5,221.697
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund - 1.25% series contract	59,893.571	499,536.615	20,802.273	538,627.913
Capital Development Fund - 0.95% series contract	4,118.306	30,899.834	3,826.079	31,192.061
Core Equity Fund - 1.25% series contract	0.000	50,604.920	4,243.308	46,361.612
Core Equity Fund - 0.95% series contract	0.000	2,839.559	938.352	1,901.207
Government Securities Fund - 1.25% series contract	68,254.644	13,017.872	19,565.537	61,706.979
Government Securities Fund - 0.95% series contract	2,087.574	224.879	270.589	2,041.864
Premier Equity Fund - 1.25% series contract	51,824.456	3,413.441	55,237.897	0.000
Premier Equity Fund - 0.95% series contract	3,004.254	26.345	3,030.599	0.000
DWS Investments VIT Funds — Class A:
Equity 500 Index - 1.25% series contract	120,396.548	4,158.832	124,555.380	0.000
Equity 500 Index - 0.95% series contract	1,314.353	0.003	1,314.356	0.000
Small Cap Index - 1.25% series contract	78,895.110	35,110.786	18,575.043	95,430.853
Small Cap Index - 0.95% series contract	5,030.329	4,674.893	3,586.952	6,118.270
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.25% series contract	598,037.084	71,147.247	106,411.998	562,772.333
Appreciation Portfolio - 0.95% series contract	40,410.223	262.294	2,257.175	38,415.342
Growth and Income Portfolio - 1.25% series contract	235,610.255	25,218.597	49,818.314	211,010.538
Growth and Income Portfolio - 0.95% series contract	17,037.354	1,948.643	1,481.895	17,504.102
Money Market Portfolio- 1.25% series contract	379,408.934	282,489.437	341,091.127	320,807.244
Money Market Portfolio - 0.95% series contract	25,712.926	25,202.012	28,341.693	22,573.245
Developing Leaders Portfolio - 1.25% series contract	514,496.230	61,320.635	107,210.350	468,606.515
Developing Leaders Portfolio - 0.95% series contract	35,413.829	1,192.661	4,687.669	31,918.821
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.25% series contract	2,329.743	396,248.199	9,174.721	389,403.221
Technology Growth Portfolio - 0.95% series contract	137.772	18,005.387	182.403	17,960.756
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.25% series contract	317,174.676	31,939.539	58,586.071	290,528.144
Socially Responsible Growth Fund, Inc. - 0.95% series contract	40,092.374	604.879	3,525.476	37,171.777
Stock Index Fund, Inc. - 1.25% series contract	991,039.992	165,699.687	196,686.742	960,052.937
Stock Index Fund, Inc. - 0.95% series contract	66,751.647	4,761.350	8,701.833	62,811.164
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio - 1.25% series contract	502,489.172	71,267.120	106,003.377	467,752.915
Mid Cap Growth Portfolio - 0.95% series contract	27,217.688	931.289	6,432.491	21,716.486
Balanced Portfolio - 1.25% series contract	933,607.587	126,595.864	171,452.936	888,750.515
Balanced Portfolio - 0.95% series contract	123,417.338	1,618.625	12,030.140	113,005.823
Forty Portfolio - 1.25% series contract	402,537.154	63,709.668	90,894.108	375,352.714
Forty Portfolio - 0.95% series contract	18,528.552	791.414	4,341.454	14,978.512
Worldwide Growth Portfolio - 1.25% series contract	723,635.977	58,734.229	125,376.031	656,994.175
Worldwide Growth Portfolio - 0.95% series contract	67,010.525	535.767	6,295.792	61,250.500
Janus Aspen Series — Service Shares:
International Growth Portfolio - 1.25% series contract	158,938.498	174,759.993	74,896.629	258,801.862
International Growth Portfolio - 0.95% series contract	10,857.540	5,265.017	2,268.361	13,854.196

13

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006
BlackRock V.I. — Class I:
Basic Value Fund - 1.25% series contract	259,862.006	47,638.944	57,504.715	249,996.235
Basic Value Fund - 0.95% series contract	10,770.177	1,150.310	1,484.627	10,435.860
Money Market Fund - 1.25% series contract	785,490.564	93,736.619	260,413.903	618,813.280
Money Market Fund - 0.95% series contract	87,383.828	5,933.781	344.652	92,972.957
Global Allocation Fund - 1.25% series contract	77,717.735	17,861.296	16,844.904	78,734.127
Global Allocation Fund - 0.95% series contract	5,128.217	1,176.992	759.669	5,545.540
High Income Fund - 1.25% series contract	103,660.934	9,017.456	23,536.304	89,142.086
High Income Fund - 0.95% series contract	6,241.077	518.564	2,030.256	4,729.385
Oppenheimer Variable Account Funds — Initial Shares:
Capital Appreciation Fund - 1.25% series contract	7,306.932	10,728.419	3,245.656	14,789.695
Capital Appreciation Fund - 0.95% series contract	873.735	916.073	95.718	1,694.090
Main Street Fund - 1.25% series contract	7,067.357	13,855.482	4,060.767	16,862.072
Main Street Fund - 0.95% series contract	2,464.290	2,475.788	1,025.311	3,914.767
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio - 1.25% series contract	78,198.239	11,137.521	89,335.760	0.000
Growth II Portfolio - 0.95% series contract	6,727.065	209.735	6,936.800	0.000
Mid Cap Portfolio - 1.25% series contract	224,733.661	31,045.008	255,778.669	0.000
Mid Cap Portfolio - 0.95% series contract	7,251.828	1,412.647	8,664.475	0.000
Select Value Portfolio - 1.25% series contract	109,536.577	17,886.079	127,422.656	0.000
Select Value Portfolio - 0.95% series contract	1,365.593	109.691	1,475.284	0.000
Columbus Technology & Communications Portfolio - 1.25% series contract	530,248.776	74,130.390	604,379.166	0.000
Columbus Technology & Communications Portfolio - 0.95% series contract	24,605.355	1,406.553	26,011.908	0.000
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.25% series contract	13,712.853	13,562.698	3,481.298	23,794.253
High Yield Portfolio - 0.95% series contract	822.142	166.707	98.654	890.195
Real Return Portfolio - 1.25% series contract	31,657.347	62,319.160	10,785.934	83,190.573
Real Return Portfolio - 0.95% series contract	5,037.446	1,997.940	11.007	7,024.379
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.25% series contract	227,713.191	47,032.833	67,928.889	206,817.135
Core Plus Fixed Income Portfolio - 0.95% series contract	14,686.316	1,539.189	1,846.664	14,378.841
U.S. Mid Cap Value Portfolio - 1.25% series contract	25,187.384	56,453.213	15,146.928	66,493.669
U.S. Mid Cap Value Portfolio - 0.95% series contract	804.170	619.773	145.881	1,278.062
U.S. Real Estate Portfolio - 1.25% series contract	134,092.429	27,959.963	36,785.331	125,267.061
U.S. Real Estate Portfolio - 0.95% series contract	11,498.629	996.771	1,270.239	11,225.161
Wells Fargo Advantage Variable Trust:
Opportunity Fund - 1.25% series contract	277,139.261	24,946.276	302,085.537	0.000
Opportunity Fund - 0.95% series contract	19,600.783	287.126	19,887.909	0.000

14

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
American Century Investments:
Large Company Value — Class 1 - 1.25% series contract	0.000	35,999.511	1,012.747	34,986.764
Large Company Value — Class 1 - 0.95% series contract	0.000	410.099	4.993	405.106
Mid Cap Value — Class 1 - 1.25% series contract	0.000	11,233.532	4,249.184	6,984.348
Mid Cap Value — Class 1 - 0.95% series contract	0.000	4,552.639	2,583.374	1,969.265
Ultra — Class 1 - 1.25% series contract	0.000	5,074.516	0.000	5,074.516
Ultra — Class 1 - 0.95% series contract	0.000	151.370	0.000	151.370
Vista — Class 1 - 1.25% series contract	0.000	8,708.420	255.313	8,453.107
Vista — Class 1 - 0.95% series contract	0.000	273.575	0.000	273.575
AIM Variable Investment Funds, Inc.:
Capital Development Fund - 1.25% series contract	42,840.366	26,558.701	9,505.496	59,893.571
Capital Development Fund - 0.95% series contract	3,190.301	2,381.481	1,453.476	4,118.306
Government Securities Fund - 1.25% series contract	70,639.152	19,483.473	21,867.981	68,254.644
Government Securities Fund - 0.95% series contract	1,924.645	1,625.383	1,462.454	2,087.574
Premier Equity Fund - 1.25% series contract	54,552.096	12,120.065	14,847.705	51,824.456
Premier Equity Fund - 0.95% series contract	4,440.905	203.627	1,640.278	3,004.254
Scudder VIT Funds:
EAFE Equity Index - 1.25% series contract	55,653.209	33,019.268	88,672.477	0.000
EAFE Equity Index - 0.95% series contract	3,742.723	1,723.962	5,466.685	0.000
Equity 500 Index - 1.25% series contract	127,569.981	5,508.659	12,682.092	120,396.548
Equity 500 Index - 0.95% series contract	1,803.878	0.000	489.525	1,314.353
Small Cap Index - 1.25% series contract	55,658.873	39,761.574	16,525.337	78,895.110
Small Cap Index - 0.95% series contract	8,364.952	2,274.330	5,608.953	5,030.329
The Dreyfus Variable Investment Fund:
Appreciation Portfolio - 1.25% series contract	625,853.345	80,332.028	108,148.289	598,037.084
Appreciation Portfolio - 0.95% series contract	43,362.314	3,435.648	6,387.739	40,410.223
Growth and Income Portfolio - 1.25% series contract	264,411.535	26,455.758	55,257.038	235,610.255
Growth and Income Portfolio - 0.95% series contract	19,166.753	3,048.968	5,178.367	17,037.354
Money Market - 1.25% series contract	0.000	569,779.469	190,370.535	379,408.934
Money Market - 0.95% series contract	0.000	43,140.920	17,427.994	25,712.926
Developing Leaders Portfolio - 1.25% series contract	546,720.794	68,636.763	100,861.327	514,496.230
Developing Leaders Portfolio - 0.95% series contract	42,053.196	2,044.750	8,684.117	35,413.829
Technology Growth Portfolio - 1.25% series contract	0.000	2,733.955	404.212	2,329.743
Technology Growth Portfolio - 0.95% series contract	0.000	1,621.735	1,483.963	137.772
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. - 1.25% series contract	362,858.071	36,078.019	81,761.414	317,174.676
Socially Responsible Growth Fund, Inc. - 0.95% series contract	45,849.785	837.314	6,594.725	40,092.374
Stock Index Fund - 1.25% series contract	1,028,609.077	139,722.933	177,292.018	991,039.992
Stock Index Fund - 0.95% series contract	71,802.646	6,561.803	11,612.802	66,751.647
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio - 1.25% series contract	528,762.303	53,885.912	80,159.043	502,489.172
Mid Cap Growth Portfolio - 0.95% series contract	32,913.408	2,937.427	8,633.147	27,217.688
Balanced Portfolio - 1.25% series contract	1,020,343.597	105,111.066	191,847.076	933,607.587
Balanced Portfolio - 0.95% series contract	141,210.654	3,388.385	21,181.701	123,417.338
Forty Portfolio - 1.25% series contract	381,221.155	83,416.995	62,100.996	402,537.154
Forty Portfolio - 0.95% series contract	25,062.705	1,927.893	8,462.046	18,528.552
Worldwide Growth Portfolio - 1.25% series contract	837,343.378	75,022.047	188,729.448	723,635.977
Worldwide Growth Portfolio - 0.95% series contract	76,840.531	865.528	10,695.534	67,010.525
Janus Aspen Select Series — Service Shares:
International Growth Portfolio - 1.25% series contract	49,157.706	128,054.302	18,273.510	158,938.498
International Growth Portfolio - 0.95% series contract	2,627.058	8,378.193	147.711	10,857.540

15

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
Merrill Lynch Variable Series Funds, Inc.:
Basic Value Fund - 1.25% series contract	262,502.094	48,790.341	51,430.429	259,862.006
Basic Value Fund - 0.95% series contract	11,573.538	2,194.133	2,997.494	10,770.177
Domestic Money Market Fund - 1.25% series contract	950,106.475	684,549.828	849,165.739	785,490.564
Domestic Money Market Fund - 0.95% series contract	131,649.002	4,725.465	48,990.639	87,383.828
Global Allocation Fund - 1.25% series contract	65,889.091	37,857.029	26,028.385	77,717.735
Global Allocation Fund - 0.95% series contract	4,196.276	2,094.723	1,162.782	5,128.217
High Current Income Fund - 1.25% series contract	121,511.004	12,661.406	30,511.476	103,660.934
High Current Income Fund - 0.95% series contract	7,499.769	758.845	2,017.537	6,241.077
Oppenheimer Variable Account Funds — Service Class:
Capital Appreciation Fund - 1.25% series contract	0.000	7,321.646	14.714	7,306.932
Capital Appreciation Fund - 0.95% series contract	0.000	873.735	0.000	873.735
Main Street Fund - 1.25% series contract	0.000	7,068.623	1.266	7,067.357
Main Street Fund - 0.95% series contract	0.000	2,464.290	0.000	2,464.290
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio - 1.25% series contract	83,946.218	13,347.971	19,095.950	78,198.239
Growth II Portfolio - 0.95% series contract	7,689.888	490.469	1,453.292	6,727.065
Mid Cap Portfolio - 1.25% series contract	224,631.878	57,522.928	57,421.145	224,733.661
Mid Cap Portfolio - 0.95% series contract	7,429.972	2,727.611	2,905.755	7,251.828
Select Value Portfolio - 1.25% series contract	115,211.997	22,402.546	28,077.966	109,536.577
Select Value Portfolio - 0.95% series contract	1,518.368	3.080	155.855	1,365.593
Technology & Communications Portfolio - 1.25% series contract	561,175.888	131,887.816	162,814.928	530,248.776
Technology & Communications Portfolio - 0.95% series contract	30,725.735	1,481.907	7,602.287	24,605.355
PIMCO Variable Insurance Trust:
High Yield Administrative Class - 1.25% series contract	0.000	13,798.078	85.225	13,712.853
High Yield Administrative Class - 0.95% series contract	0.000	1,006.823	184.681	822.142
Real Return Administrative Class - 1.25% series contract	0.000	36,891.169	5,233.822	31,657.347
Real Return Administrative Class - 0.95% series contract	0.000	5,209.137	171.691	5,037.446
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio - 1.25% series contract	233,218.393	63,185.969	68,691.171	227,713.191
Core Plus Fixed Income Portfolio - 0.95% series contract	16,954.874	1,716.416	3,984.974	14,686.316
Mid-Cap Value Portfolio - 1.25% series contract	0.000	26,970.813	1,783.429	25,187.384
Mid-Cap Value Portfolio - 0.95% series contract	0.000	1,934.494	1,130.324	804.170
U.S. Real Estate Portfolio - 1.25% series contract	128,825.204	47,206.722	41,939.497	134,092.429
U.S. Real Estate Portfolio - 0.95% series contract	12,107.758	2,225.411	2,834.540	11,498.629
Wells Fargo Advantage Variable Trust:
Opportunity Fund - 1.25% series contract	304,449.026	40,510.316	67,820.081	277,139.261
Opportunity Fund - 0.95% series contract	25,896.844	1,594.012	7,890.073	19,600.783

16

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2006				Year Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Investments Variable Portfolios — Class I Shares:
Large Company Value Fund	146	$12.643976	$12.708107	$1,840	0.01%	0.95%	1.25%	18.49%	18.85%
Mid Cap Value Fund	230	13.413310	13.481310	3,083	0.09%	0.95%	1.25%	18.80%	19.16%
Ultra Fund	7	10.492509	10.545743	71	0.00%	0.95%	1.25%	-4.48%	-4.19%
Vista Fund	85	12.314644	12.377116	1,051	0.00%	0.95%	1.25%	7.65%	7.97%
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	570	13.928779	14.167469	7,944	0.00%	0.95%	1.25%	15.07%	15.42%
Core Equity Fund (*)	48	10.823900	10.846037	522	1.09%	0.95%	1.25%	8.24%	8.46%
Government Securities Fund	64	11.668408	11.868275	744	3.83%	0.95%	1.25%	2.26%	2.57%
DWS Investments VIT Funds — Class A:
Small Cap Index	102	17.520732	17.926929	1,782	0.64%	0.95%	1.25%	16.03%	16.38%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	601	23.492331	24.281268	14,154	1.52%	0.95%	1.25%	15.03%	15.37%
Growth and Income Portfolio	229	14.599203	15.026728	3,344	0.77%	0.95%	1.25%	13.09%	13.43%
Money Market Portfolio	343	1.044070	1.049032	359	4.87%	0.95%	1.25%	3.19%	3.48%
Developing Leaders Portfolio	501	17.877947	18.401569	8,965	0.41%	0.95%	1.25%	2.48%	2.79%
Technology Growth Portfolio	407	11.790739	11.850544	4,804	0.00%	0.95%	1.25%	3.01%	3.32%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	328	16.864692	17.431448	5,548	0.10%	0.95%	1.25%	7.84%	8.17%
Stock Index Fund, Inc.	1,023	23.311957	24.094898	23,894	1.61%	0.95%	1.25%	14.06%	14.40%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	489	20.465645	21.153536	10,032	0.00%	0.95%	1.25%	12.20%	12.54%
Balanced Portfolio	1,002	27.611739	28.539411	27,765	2.14%	0.95%	1.25%	9.34%	9.67%
Forty Portfolio	390	11.535242	11.802739	4,507	0.34%	0.95%	1.25%	7.98%	8.31%
Worldwide Growth Portfolio	718	23.633899	24.427796	17,024	1.70%	0.95%	1.25%	16.73%	17.08%
Janus Aspen Series — Service Shares:
International Growth Portfolio	273	17.967338	18.275158	4,903	1.95%	0.95%	1.25%	44.80%	45.24%
BlackRock V.I. — Class I:
Basic Value Fund	260	30.608679	31.636508	7,982	1.66%	0.95%	1.25%	20.34%	20.71%
Money Market Fund	712	1.265850	1.299797	904	4.44%	0.95%	1.25%	2.59%	2.76%
Global Allocation Fund	84	22.140108	22.883770	1,870	2.79%	0.95%	1.25%	15.08%	15.43%
High Income Fund	94	16.967691	17.528151	1,595	7.31%	0.95%	1.25%	8.11%	8.44%
Oppenheimer Variable Account Funds — Initial Shares:
Capital Appreciation Fund	16	11.653897	11.712998	192	0.32%	0.95%	1.25%	6.60%	6.93%
Main Street Fund	21	12.439676	12.502759	259	1.02%	0.95%	1.25%	13.59%	13.93%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	25	11.355131	11.412719	280	6.87%	0.95%	1.25%	7.74%	8.07%
Real Return Portfolio	90	9.918967	9.969309	895	5.23%	0.95%	1.25%	-0.54%	-0.24%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	221	15.680757	16.139901	3,475	3.91%	0.95%	1.25%	2.44%	2.75%
U.S. Mid Cap Value Portfolio	68	13.668243	13.737539	926	0.29%	0.95%	1.25%	19.19%	19.55%
U.S. Real Estate Portfolio	136	41.196075	42.402143	5,636	1.07%	0.95%	1.25%	36.33%	36.74%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
Notes: Year ended unless otherwise noted.
          (*) Period from April 28, 2006 (commencement of operations) to December 31, 2006.

17

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2005				Year Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Investments:
Large Company Value — Class I (*)	35	$10.670953	$10.692687	$378	3.95%	0.95%	1.25%	6.71%	6.93%
Mid Cap Value — Class I (*)	9	11.290574	11.313554	101	1.27%	0.95%	1.25%	12.91%	13.14%
Ultra — Class I (*)	5	10.984799	11.007168	57	0.00%	0.95%	1.25%	9.85%	10.07%
Vista — Class I (*)	9	11.439728	11.463018	100	0.00%	0.95%	1.25%	14.40%	14.63%
AIM Variable Investment Funds, Inc.:
Capital Development Fund	64	12.104906	12.275158	776	0.00%	0.95%	1.25%	8.24%	8.57%
Government Securities Fund	70	11.410607	11.571011	803	3.26%	0.95%	1.25%	0.39%	0.70%
Premier Equity Fund	55	8.215752	8.331339	451	0.84%	0.95%	1.25%	4.34%	4.65%
Scudder VIT Funds:
Equity 500 Index	122	9.228029	9.413440	1,123	1.54%	0.95%	1.25%	3.37%	3.68%
Small Cap Index	84	15.100616	15.404037	1,269	0.62%	0.95%	1.25%	2.96%	3.27%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio	638	20.423442	21.045587	13,064	0.02%	0.95%	1.25%	3.08%	3.39%
Growth and Income Portfolio	253	12.909842	13.247779	3,267	1.32%	0.95%	1.25%	2.06%	2.37%
Money Market (*)	405	1.011753	1.013749	410	3.28%	0.95%	1.25%	1.18%	1.37%
Developing Leaders Portfolio	550	17.445936	17.902667	9,610	0.00%	0.95%	1.25%	4.48%	4.80%
Technology Growth Portfolio (*)	2	11.446321	11.469631	28	0.00%	0.95%	1.25%	14.46%	14.70%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc.	357	15.638756	16.115493	5,606	0.00%	0.95%	1.25%	2.32%	2.63%
Stock Index Fund	1,058	20.438623	21.061274	21,661	1.58%	0.95%	1.25%	3.39%	3.70%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	530	18.241039	18.797207	9,678	0.00%	0.95%	1.25%	10.91%	11.24%
Balanced Portfolio	1,057	25.253488	26.023121	26,789	2.21%	0.95%	1.25%	6.60%	6.93%
Forty Portfolio	421	10.682685	10.897390	4,502	0.21%	0.95%	1.25%	11.44%	11.78%
Worldwide Growth Portfolio	791	20.246596	20.863528	16,049	1.31%	0.95%	1.25%	4.55%	4.86%
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	170	12.408206	12.582703	2,109	1.07%	0.95%	1.25%	30.30%	30.69%
Merrill Lynch Variable Series Funds, Inc.:
Basic Value Fund	271	25.434144	26.208874	6,892	1.36%	0.95%	1.25%	1.66%	1.96%
Domestic Money Market Fund	873	1.233894	1.264875	1,080	2.63%	0.95%	1.25%	1.16%	1.37%
Global Allocation Fund	83	19.239089	19.825288	1,597	2.56%	0.95%	1.25%	9.14%	9.47%
High Current Income Fund	110	15.694137	16.163574	1,728	8.61%	0.95%	1.25%	0.27%	0.58%
Oppenheimer Variable Account Funds — Service Class:
Capital Appreciation Fund (*)	8	10.932051	10.954308	89	0.00%	0.95%	1.25%	9.32%	9.54%
Main Street Fund (*)	10	10.951319	10.973624	104	0.00%	0.95%	1.25%	9.51%	9.74%
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio	85	10.656247	10.935399	907	0.00%	0.95%	1.25%	9.97%	10.30%
Mid Cap Portfolio	232	13.168428	13.353629	3,056	0.00%	0.95%	1.25%	4.39%	4.71%
Select Value Portfolio	111	8.294651	8.411311	920	1.89%	0.95%	1.25%	3.21%	3.52%
Technology & Communications Portfolio	555	8.916550	9.150224	4,953	0.00%	0.95%	1.25%	8.54%	8.87%
PIMCO Variable Insurance Trust:
High Yield Administrative Class (*)	15	10.538907	10.560386	153	3.52%	0.95%	1.25%	5.39%	5.60%
Real Return Administrative Class (*)	37	9.972826	9.993159	366	2.96%	0.95%	1.25%	-0.27%	-0.07%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	242	15.307613	15.708240	3,716	3.52%	0.95%	1.25%	2.91%	3.23%
Mid-Cap Value Portfolio (*)	26	11.467222	11.490571	298	0.17%	0.95%	1.25%	14.67%	14.91%
U.S. Real Estate Portfolio	146	30.218807	31.009682	4,409	1.20%	0.95%	1.25%	15.59%	15.94%
Wells Fargo Advantage Variable Trust:
Opportunity Fund	297	22.406351	22.992726	6,660	0.00%	0.95%	1.25%	6.54%	6.86%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
Notes: Year ended unless otherwise noted.
          (*) Period from May 1, 2005 (commencement of operations) to December 31, 2005.

18

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2004				Year Ended December 31, 2004
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds:
Capital Development Fund	46	$11.183438	$11.306495	$515	0.00%	0.95%	1.25%	14.06%	14.40%
Government Securities Fund	73	11.365931	11.490908	825	3.68%	0.95%	1.25%	1.28%	1.59%
Premier Equity Fund	59	7.874170	7.960840	465	0.48%	0.95%	1.25%	4.45%	4.77%
Scudder VIT Funds:
EAFE Equity Index	59	8.788272	8.937892	523	1.66%	0.95%	1.25%	17.58%	17.94%
Equity 500 Index	129	8.927119	9.078997	1,155	1.05%	0.95%	1.25%	9.21%	9.54%
Small Cap Index	64	14.666441	14.915983	941	0.44%	0.95%	1.25%	16.29%	16.64%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio	669	19.813787	20.355700	13,283	1.63%	0.95%	1.25%	3.73%	4.05%
Growth and Income Portfolio	284	12.648851	12.940763	3,593	1.21%	0.95%	1.25%	6.13%	6.45%
Developing Leaders Portfolio	589	16.697603	17.083022	9,847	0.20%	0.95%	1.25%	9.95%	10.28%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc.	409	15.283573	15.701924	6,266	0.37%	0.95%	1.25%	4.88%	5.20%
Stock Index Fund	1,100	19.769099	20.309843	21,793	1.76%	0.95%	1.25%	9.26%	9.59%
Janus Aspen Series:
Mid Cap Growth Portfolio	562	16.447143	16.897452	9,253	0.00%	0.95%	1.25%	19.24%	19.60%
Balanced Portfolio	1,162	23.689025	24.337277	27,608	2.16%	0.95%	1.25%	7.17%	7.50%
Capital Appreciation Portfolio	406	9.585912	9.749062	3,899	0.24%	0.95%	1.25%	16.75%	17.11%
Worldwide Growth Portfolio	914	19.366261	19.896100	17,745	0.96%	0.95%	1.25%	3.47%	3.79%
Janus Aspen Select Series:
International Growth Portfolio	52	9.523018	9.627805	493	0.86%	0.95%	1.25%	17.21%	17.56%
Merrill Lynch Variable Series Funds, Inc.:
Basic Value Fund	274	25.019821	25.704081	6,865	1.17%	0.95%	1.25%	9.68%	10.02%
Domestic Money Market Fund	1,082	1.219719	1.247735	1,323	0.93%	0.95%	1.25%	-0.27%	-0.03%
Global Allocation Fund	70	17.628189	18.110453	1,238	3.59%	0.95%	1.25%	12.95%	13.29%
High Current Income Fund	129	15.651303	16.070770	2,022	8.00%	0.95%	1.25%	10.43%	10.76%
PBHG Insurance Series Fund, Inc:
Growth II Portfolio	92	9.690326	9.914156	890	0.00%	0.95%	1.25%	5.28%	5.60%
Mid Cap Portfolio	232	12.614098	12.752881	2,928	0.00%	0.95%	1.25%	17.37%	17.73%
Select Value Portfolio	117	8.037008	8.125438	938	2.16%	0.95%	1.25%	1.57%	1.88%
Technology & Communications Portfolio	592	8.214641	8.404464	4,868	0.00%	0.95%	1.25%	5.09%	5.41%
Strong Funds:
Opportunity Fund II	330	21.030911	21.516147	6,960	0.00%	0.95%	1.25%	16.75%	17.10%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	250	14.874084	15.217274	3,727	3.87%	0.95%	1.25%	3.07%	3.38%
U.S. Real Estate Portfolio	141	26.142418	26.745622	3,692	1.78%	0.95%	1.25%	34.69%	35.10%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

19

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2003				Year Ended December 31, 2003
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds:
Capital Development Fund	26	$9.804995	$9.883003	$257	0.00%	0.95%	1.25%	33.69%	34.09%
Government Securities Fund	75	11.221802	11.310994	843	2.69%	0.95%	1.25%	-0.18%	0.12%
Premier Equity Fund	49	7.538570	7.598567	368	0.33%	0.95%	1.25%	23.54%	23.90%
Scudder VIT Funds:
EAFE Equity Index	33	7.474308	7.578657	248	3.68%	0.95%	1.25%	31.71%	32.10%
Equity 500 Index	147	8.174142	8.288159	1,200	1.19%	0.95%	1.25%	26.58%	26.95%
Small Cap Index	58	12.612134	12.788062	729	0.57%	0.95%	1.25%	44.62%	45.05%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio	708	19.100406	19.563663	13,553	1.39%	0.95%	1.25%	19.67%	20.03%
Growth and Income Portfolio	302	11.918628	12.156933	3,602	0.79%	0.95%	1.25%	25.01%	25.38%
Developing Leaders Portfolio	600	15.186341	15.490036	9,118	0.03%	0.95%	1.25%	30.07%	30.45%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	458	14.571838	14.925582	6,697	0.11%	0.95%	1.25%	24.45%	24.82%
Stock Index Fund	1,134	18.093861	18.532770	20,545	1.43%	0.95%	1.25%	26.78%	27.16%
Janus Aspen Series:
Mid Cap Growth Portfolio	593	13.793001	14.127926	8,188	0.00%	0.95%	1.25%	33.44%	33.83%
Balanced Portfolio	1,287	22.103519	22.639931	28,544	2.16%	0.95%	1.25%	12.64%	12.98%
Capital Appreciation Portfolio	440	8.210347	8.324912	3,619	0.48%	0.95%	1.25%	19.05%	19.40%
Worldwide Growth Portfolio	1,039	18.716398	19.170490	19,487	1.05%	0.95%	1.25%	22.46%	22.83%
Janus Aspen Select Series:
International Growth Portfolio	31	8.125022	8.189672	248	0.88%	0.95%	1.25%	32.87%	33.27%
Merrill Lynch Variable Series Funds, Inc.:
Basic Value Fund	249	22.810796	23.364000	5,689	1.17%	0.95%	1.25%	31.59%	31.98%
Domestic Money Market Fund	1,058	1.223020	1.248072	1,297	0.71%	0.95%	1.25%	-0.42%	-0.18%
Global Allocation Fund	48	15.606859	15.985507	754	3.38%	0.95%	1.25%	33.03%	33.42%
High Current Income Fund	130	14.173673	14.509685	1,842	8.53%	0.95%	1.25%	26.53%	26.91%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	111	9.204171	9.388370	1,021	0.00%	0.95%	1.25%	24.15%	24.52%
Mid Cap Portfolio	196	10.747126	10.832611	2,109	0.00%	0.95%	1.25%	32.66%	33.05%
Select Value Portfolio	111	7.912817	7.975756	882	2.59%	0.95%	1.25%	16.83%	17.18%
Technology & Communications Portfolio	625	7.816494	7.973005	4,893	0.00%	0.95%	1.25%	43.54%	43.97%
Strong Funds:
Opportunity Fund II	317	18.014249	18.374335	5,713	0.08%	0.95%	1.25%	35.32%	35.72%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	241	14.431713	14.720184	3,479	0.83%	0.95%	1.25%	3.35%	3.65%
U.S. Real Estate Portfolio	130	19.408863	19.796868	2,535	0.00%	0.95%	1.25%	35.82%	36.22%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

20

ANNUITY INVESTORS VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2002				Year Ended December 31, 2002
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Lowest to Highest		(000s)	Income Ratio (1)	Lowest to Highest (2)		Lowest to Highest (3)
AIM Variable Insurance Funds:
Capital Development Fund	10	$7.334169	$7.370640	$72	0.00%	0.95%	1.25%	-22.33%	-22.10%
Government Securities Fund	60	11.241738	11.241738	671	3.64%	0.95%	1.25%	8.24%	8.56%
Premier Equity Fund	37	6.102239	6.132598	224	0.79%	0.95%	1.25%	-31.12%	-30.92%
Scudder VIT Funds:
EAFE Equity Index	26	5.674858	5.737051	146	2.92%	0.95%	1.25%	-22.57%	-22.34%
Equity 500 Index	152	6.457855	6.528559	982	2.10%	0.95%	1.25%	-23.28%	-23.05%
Small Cap Index	30	8.720926	8.816430	260	0.98%	0.95%	1.25%	-21.57%	-21.33%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio	702	15.960299	16.299009	11,219	2.43%	0.95%	1.25%	-17.74%	-17.50%
Growth and Income Portfolio	307	9.534145	9.695996	2,929	1.02%	0.95%	1.25%	-26.25%	-26.03%
Developing Leaders Portfolio	564	11.675766	11.874026	6,598	0.10%	0.95%	1.25%	-20.12%	-19.88%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc.	462	11.709016	11.957769	5,430	0.15%	0.95%	1.25%	-29.82%	-29.62%
Stock Index Fund	1,123	14.271840	14.574778	16,048	2.54%	0.95%	1.25%	-23.32%	-23.09%
Janus Aspen Series:
Mid Cap Growth Portfolio	594	10.336855	10.556531	6,152	0.00%	0.95%	1.25%	-28.83%	-28.61%
Balanced Portfolio	1,386	19.622780	20.039462	27,263	4.16%	0.95%	1.25%	-7.60%	-7.33%
Capital Appreciation Portfolio	436	6.896673	6.972208	3,008	0.15%	0.95%	1.25%	-16.71%	-16.47%
Worldwide Growth Portfolio	1,092	15.283446	15.607910	16,723	2.18%	0.95%	1.25%	-26.42%	-26.20%
Janus Aspen Select Series:
International Growth Portfolio	18	6.114832	6.145252	109	0.00%	0.95%	1.25%	-26.68%	-26.46%
Merrill Lynch Variable Series Funds, Inc.:
Basic Value Fund	239	17.334671	17.702540	4,153	0.66%	0.95%	1.25%	-18.78%	-18.54%
Domestic Money Market Fund	1,134	1.228164	1.250296	1,394	3.05%	0.95%	1.25%	0.19%	0.42%
Global Allocation Fund	36	11.731935	11.981005	424	7.17%	0.95%	1.25%	-9.28%	-9.01%
High Current Income Fund	126	11.201432	11.433041	1,409	21.42%	0.95%	1.25%	-2.68%	-2.39%
PBHG Insurance Series Fund, Inc:
Growth II Portfolio	108	7.413598	7.539592	802	0.00%	0.95%	1.25%	-31.29%	-31.08%
Mid Cap Portfolio	147	8.101550	8.141829	1,189	0.00%	0.95%	1.25%	-19.66%	-19.42%
Select Value Portfolio	75	6.772767	6.806434	507	0.56%	0.95%	1.25%	-26.00%	-25.77%
Technology & Communications Portfolio	550	5.445411	5.538023	2,998	0.00%	0.95%	1.25%	-54.56%	-54.42%
Strong Funds:
Opportunity Fund II	282	13.312659	13.538586	3,765	0.85%	0.95%	1.25%	-27.72%	-27.51%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	203	13.964428	14.201357	2,837	2.43%	0.95%	1.25%	6.00%	6.32%
U.S. Real Estate Portfolio	127	14.290620	14.290620	1,821	6.34%	0.95%	1.25%	-2.01%	-1.72%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of unitsand expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

21

Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2006, 2005 and 2004
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2006, 2005 and 2004

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors
Variable Account C and
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect, wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2006 and 2005, and the related statements of income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.
As discussed in Note B to the financial statements, in connection with implementing a new accounting standard, the Company changed its methods of accounting for certain non-traditional long duration insurance contracts and separate accounts in 2004.

/s/ Ernst & Young LLP
Cincinnati, Ohio
April 25, 2007

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEETS
(Dollars in thousands)

	December 31
	2006	2005
ASSETS
Invested assets:
Fixed maturities — at fair value (amortized cost — $769,506 and $698,633)	$766,459	$702,318
Equity securities — at fair value (cost — $9,496 and $0)	9,627	—
Policy loans	28,785	20,263
Cash and short-term investments	80,316	12,046

Total investments	885,187	734,627

Accrued investment income	10,538	8,939
Unamortized insurance acquisition costs, net	132,873	110,285
Receivables from affiliates	—	425
Other assets	6,366	3,956
Variable annuity assets (separate accounts)	700,496	643,506

Total assets	$1,735,460	$1,501,738

LIABILITIES
Annuity benefits accumulated	$873,286	$739,176
Current and deferred federal income taxes	22,627	4,207
Accounts payable, accrued expenses, and other liabilities	22,454	3,587
Variable annuity liabilities (separate accounts)	700,496	643,506

Total liabilities	1,618,863	1,390,476

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	100,550	100,550
Retained earnings	14,515	7,013
Accumulated other comprehensive income, net	(968)	1,199

Total stockholder’s equity	116,597	111,262

Total liabilities and stockholder’s equity	$1,735,460	$1,501,738

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
INCOME STATEMENTS
(In thousands)

	Year Ended December 31
	2006	2005	2004
Revenues:
Net investment income	$45,067	$38,975	$33,998
Realized (losses) gains on investments	(1,068)	(472)	855
Annuity policy charges	14,175	13,612	12,976
Other income	1,376	1,252	1,051

Total revenues	59,550	53,367	48,880

Costs and expenses:
Annuity benefits	26,803	23,328	22,347
Insurance acquisition expenses, net	13,708	13,331	13,408
Other expenses	8,746	8,249	8,673

Total costs and expenses	49,257	44,908	44,428

Income before provision for income taxes	10,293	8,459	4,452
Provision for income taxes	(2,791)	(2,962)	(1,558)

Net income before cumulative effect of accounting change	7,502	5,497	2,894

Cumulative effect of accounting change, net of tax	—	—	356

Net income	$7,502	$5,497	$3,250

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2006	2005	2004
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$100,550	$100,550	$100,550

Retained Earnings (Deficit):
Balance at beginning of year	$7,013	$1,516	$(1,734)
Net income	7,502	5,497	3,250

Balance at end of year	$14,515	$7,013	$1,516

Accumulated other comprehensive income, net:
Balance at beginning of year	$1,199	$3,330	$3,737
Change during year	(2,167)	(2,131)	(407)

Balance at end of year	$(968)	$1,199	$3,330

Comprehensive Income:
Net income	$7,502	$5,497	$3,250
Other comprehensive income — decrease in net unrealized gains on marketable securities, net	(2,167)	(2,131)	(407)

Comprehensive income	$5,335	$3,366	$2,843

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2006	2005	2004
Cash flows from operating activities:
Net income	$7,502	$5,497	$3,250
Adjustments:
Cumulative effect of accounting change, net of tax	—	—	(356)
Benefits to annuity policyholders	26,803	23,328	22,346
Amortization of insurance acquisition costs	11,790	11,424	11,394
Depreciation and amortization	(470)	385	624
Realized losses (gains) on investments, net	1,068	472	(855)
Increase in insurance acquisition costs	(26,750)	(21,197)	(19,424)
Increase in accrued investment income	(1,599)	(756)	(1,148)
Increase in payable to affiliates, net	24,741	2,773	688
Increase (decrease) in other liabilities	5,833	(307)	1,429
Increase in other assets	(1,136)	(1,020)	(192)
Other, net	(106)	(119)	(745)

Net cash provided by operating activities	47,676	20,480	17,011

Cash flows from investing activities:
Purchases of investments in:
Fixed maturities	(196,365)	(199,366)	(255,293)
Equity securities	(9,496)	—	—
Maturities and redemptions of fixed maturity investments	34,215	26,193	34,714
Sales of:
Fixed maturity investments	96,940	93,798	170,846
Increase in policy loans	(8,522)	(5,688)	(4,250)

Net cash used in investing activities	(83,228)	(85,063)	(53,983)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	277,237	208,267	131,395
Annuity surrenders, benefits, and withdrawals, net of separate account activity	(199,179)	(167,635)	(74,817)
Net transfers from variable annuity assets	25,764	11,367	1,436

Net cash provided by financing activities	103,822	51,999	58,014

Net increase (decrease) in cash and short-term investments	68,270	(12,584)	21,042
Beginning cash and short-term investments	12,046	24,630	3,588

Ending cash and short-term investments	$80,316	$12,046	$24,630

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a publicly traded, financial services holding company of which American Financial Group, Inc. (“AFG”) owned 81% as of December 31, 2006.
AILIC’s products are variable and fixed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, and marketed through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.
INVESTMENTS
All fixed maturity securities and equity securities are considered “available for sale” and reported at fair value with unrealized gains and losses reported as a separate component of stockholder’s equity. Short-term investments are carried at cost; policy loans are carried at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings, included in realized (losses) gains, and the cost basis of that investment is reduced.
Derivatives included in AILIC’s balance sheet are recorded at fair value and consist primarily of, (i) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and (ii) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in current earnings.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the income statements reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other Expenses.”
DPAC (principally commissions, advertising, underwriting, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Following the adoption of Statement of Position (“SOP”) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Insurance Contracts and for Separate Accounts, (“SOP 03-1”) DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuity products is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains. DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in “Unrealized gains on marketable securities, net” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.
The Company adopted SOP 03-1 effective January 1, 2004 and it was reported as a cumulative effect of a change in accounting principle in the 2004 results of operations.
Following the adoption of SOP 03-1, reserves for two-tier annuities (annuities with different stated account values depending on whether a policyholder annuitizes, dies or surrenders) are recorded at the lower-tier value plus additional reserves for excess benefits expected to be paid on future deaths and annuitizations (“EDAR”) that require payment of the upper-tier value. The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that accruals are in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and variable annuity policy charges. Prior to the adoption of SOP 03-1, reserves for two-tier annuities were generally recorded at the lower-tier value plus EDAR.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions. Prior to the adoption of SOP 03-1, death benefits in excess of the variable annuity account balances were expensed when paid.
INCOME TAXES
Until December 31, 2005, tax payments and the recoupment (in the event of future losses) of tax paid pursuant to the tax allocation agreement are computed on a separate company basis as determined in accordance with generally accepted accounting principles based upon the rules provided by the Internal Revenue Code of 1986 as amended.
A new tax allocation agreement was entered into effective December 31, 2005. Pursuant to the new agreement, the Company’s tax expense will be determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are to be made quarterly during the year. Following year-end, additional settlements will be made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the new agreement is based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.
Deferred income tax assets and liabilities are determined based on differences between financial reporting and tax basis and are measured using enacted tax rates. The Company recognizes deferred tax assets if it is more likely than not that a benefit will be realized.
BENEFIT PLANS
Prior to July 1, 2006, GAFRI maintained a defined contribution plan that combined a retirement plan and 401(k) plan. Effective that date, the Company’s plan was merged with a similar plan sponsored by AFG. As a result, Company employees who meet the eligibility requirements participate in that plan. At the discretion of the GAFRI Board of Directors, GAFRI makes all contributions to the retirement fund portion of the Plan and matches a percentage of employee contributions to the savings fund. Employees are permitted to direct the investment of all contributions to independently managed investment securities as well as funds comprised of GAFRI and AFG securities. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
STATEMENTS OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.
FAIR VALUES OF FINANCIAL INSTRUMENTS
The following table shows the carrying values and estimated fair value of the Company’s financial instruments at December 31 (in thousands):

	2006		2005
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Fixed maturity investments	$766,459	$766,459	$702,318	$702,318
Equity securities	9,627	9,627	0	0

Liabilities
Annuity benefits accumulated	$873,286	$820,474	$739,176	$702,930
Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC’s future earnings or cash flows.
Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, and fair value of comparable securities or similar methods.
Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders’ cash surrender amount. The aggregate fair value of all reserve liabilities approximates their carrying value.
The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
C. INVESTMENTS
Fixed maturity investments at December 31 consisted of the following (in thousands):

	2006
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$36,654	$36,964	$675	$(365)
Public utilities	69,697	70,170	1,042	(569)
Mortgage-backed securities	256,060	251,926	583	(4,717)
All other corporate	407,095	407,399	4,411	(4,107)

	$769,506	$766,459	$6,711	$(9,758)

	2005
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$39,795	$40,818	$1,290	$(267)
Public utilities	60,544	62,244	1,828	(128)
Mortgage-backed securities	285,729	281,802	432	(4,359)
All other corporate	312,565	317,454	6,969	(2,080)

	$698,633	$702,318	$10,519	$(6,834)

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
C. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31 (in thousands):

	2006
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$63	$7,883	$302	$9,893
Public utilities	323	17,920	246	10,314
Mortgage-backed securities	476	55,708	4,241	156,282
All other corporate	1,219	108,661	2,888	98,049

Total fixed maturity investments	$2,081	$190,172	$7,677	$274,538

	2005
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$3	$1,417	$264	$8,587
Public utilities	34	4,930	94	5,556
Mortgage-backed securities	3,511	200,992	848	36,536
All other corporate	1,322	82,252	758	25,804

Total fixed maturity investments	$4,870	$289,591	$1,964	$76,483

At December 31, 2006, investment grade securities (as determined by nationally recognized rating agencies) represented approximately 98% of the total gross unrealized loss and fair value, respectively. Management believes that AILIC will recover its cost basis in the securities having unrealized losses at December 31, 2006. AILIC has the ability and intent to hold such securities until they fully recover to amortized cost or mature.
The table below sets forth the scheduled maturities of AILIC’s fixed maturity investments based on fair value as of December 31, 2006 (in thousands). Maturity data based on amortized cost is generally the same.

	Amortized	Fair	Fair
Maturity	Cost	Value	Value %
One year or less	$13,273	$13,254	1%
After one year through five years	110,084	112,343	15
After five years through ten years	320,775	319,477	42
After ten years	69,314	69,459	9

Subtotal	514,446	514,533	67

Mortgage-backed securities	256,060	251,926	33

Total bonds by maturity	$769,506	$766,459	100%

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
C. INVESTMENTS (CONTINUED)
The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
Proceeds from sales of fixed maturity investments were $96.9 million in 2006, $93.8 million in 2005, and $170.8 million in 2004. Gross realized gains of $1.0 million, $1.4 million and $2.7 million, and gross realized losses of $2.1 million, $1.8 million and $1.4 million were realized on those sales during 2006, 2005 and 2004, respectively.
The Company reported realized losses of approximately $0.3 million, $0.1 million and $0.4 million in 2006, 2005 and 2004, respectively, as a result of the write down of impaired bonds.
At December 31, 2006, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.
Net investment income consisted of the following (in thousands):

	2006	2005	2004
Fixed maturities	$42,031	$37,993	$33,583
Short-term investments	1,991	571	313
Cash on hand and on deposit	4	1	5
Policy loans	1,630	1,124	783
Other	517	331	252

Gross investment income	46,173	40,020	34,936
Investment expenses	(1,106)	(1,045)	(938)

Net investment income	$45,067	$38,975	$33,998

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $1.1 million in 2006, $1.0 million in 2005, and $0.9 million in 2004.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
D. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2006	2005
Deferred policy acquisition costs (“DPAC”)	$127,298	$111,060
Policyholder sales inducements	4,147	1,056
Unrealized DPAC adjustment	1,428	(1,831)

Unamortized insurance costs, net	$132,873	$110,285

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized gains on securities had actually been realized (see Note B to the Financial Statements).
During 2006, 2005 and 2004, the Company capitalized $3.2 million, $0.6 million and $0.2 million relating to sales inducements offered to annuity policyholders and amortized $0.1 million in 2006, $0.0 million in 2005 and $0.0 million in 2004.
E. STOCKHOLDER’S EQUITY
Total statutory capital and surplus for the Company at December 31, 2006 and 2005, respectively, was $65.4 million and $43.1 million.
The maximum amount of dividends that can be paid to stockholders in 2006 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2007 will require prior approval based on statutory earned surplus.
The change in net unrealized gains on marketable securities included the following for the year ended December 31 (in thousands):

	2006
	Pretax	Taxes	Net
Unrealized holding (losses) gains on securities arising during the period	$(4,401)	$1,538	$(2,863)
Realized losses (gains) on securities	1,068	(372)	696

Change in net unrealized (losses) gains on marketable securities	$(3,333)	$1,166	$(2,167)

	2005
	Pretax	Taxes	Net
Unrealized holding gains (losses) on securities arising during the period	$(3,750)	$1,312	$(2,438)
Realized losses (gains) on securities	472	(165)	307

Change in net unrealized gains (losses) on marketable securities	$(3,278)	$1,147	$(2,131)

	2004
	Pretax	Taxes	Net
Unrealized holding gains (losses) on securities arising during the period	$229	$(80)	$149
Realized losses (gains) on securities	(855)	299	(556)

Change in net unrealized gains (losses) on marketable securities	$(626)	$219	$(407)

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
F. FEDERAL INCOME TAXES
The Company’s 2006 effective tax rate of 27.1% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a dividend received deduction of approximately $2.3 million.
The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on securities, included in the Balance Sheets in “Current and deferred federal income taxes”, were as follows (in thousands):

	December 31,
	2006	2005
Deferred tax assets:
Separate company tax loss carryforwards	$—	$19,614
Policyholder liabilities	21,935	17,141

Deferred tax liabilities:
Unamortized insurance acquisition costs	$(46,006)	$(39,241)
With the new tax allocation agreement effective December 31, 2005, the Company was reimbursed for prior year separate Company net operating and capital loss carryforwards in the amount of $20,843,266 during 2006. The company’s carryforwards had been used previously in the consolidated filing of American Financial Group, Inc.
G. ADDITIONAL INFORMATION
At December 31, 2006, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on those dates) exceeded the fair value of the underlying variable annuities by $59 million, compared to $83 million at December 31, 2005. This benefit is on all of AILIC’s variable annuity policies. Death benefits paid in excess of the variable annuity account balances were $0.4 million, $0.8 million and $1.3 million for 2006, 2005 and 2004, respectively. The weighted average age of these policyholders was 50 years old at December 31, 2006.
AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2006, 2005 and 2004, AILIC paid $1.1 million, $1.0 million and $0.9 million, respectively, in investment management fees.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2006, 2005 and 2004, AILIC paid $3.5 million, $3.4 million and $3.7 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2006, 2005 and 2004, AILIC paid $13.8 million, $13.0 million and $10.0 million, respectively, for services to affiliates.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
H. RECENT ACCOUNTING STANDARDS
The following accounting standards are to be implemented by AILIC in 2007.

Accounting
Standard	Subject of Standard (Year of Implementation)
SOP 05-1	Accounting for Modifications of Insurance Contracts (2007)
FIN 48	Accounting for Uncertainty in Income Taxes
SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, provides guidance on accounting for deferred policy acquisition costs on certain internal replacements of insurance and investment contracts. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The impact on AILIC’s financial statements of implementing this standard is not expected to be material. However, future implementation of any plan involving modification or exchanges of annuity and supplemental insurance contracts could result in the write-off of a portion of deferred policy acquisition costs.
FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (an interpretation of FASB Statement No. 109) (“FIN 48”) is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth criteria for recognition and measurement of tax positions taken or expected to be taken in a tax return. FIN 48 requires that companies recognize the impact of a tax position if that position is more likely than not of being sustained on audit, based on the technical merits of the position. FIN 48 also provides guidance on derecognition, classification, interest, penalties, accounting in interim periods and disclosure. Management is currently evaluating the impact of adopting this interpretation and anticipates that it will not have a significant impact on AILIC’s results of operations or financial condition.

15

PART C
Other Information

Note:	This Part C contains information related to The Commodore Americus Variable Contract (File No. 33-65409), and Annuity Investors Variable Account A.
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company ® authorizing establishment of Annuity Investors® Variable Account A. 1/

(2)	Not Applicable.

(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc (n/k/a Great American Advisors®, Inc.). 2/

	(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 3/

(4)	(a)	Individual Contract Forms and Endorsements.
(i)	Form of Qualified Individual Flexible Premium Deferred Annuity Contract. 2/

(ii)	Form of Non-Qualified Individual Contract. 2 /

(iii)	Form of Loan Endorsement to Qualified Individual Contract. 2/

(iv)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 2/

(v)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 2/

(vi)	Form of Employer Plan Endorsement to Qualified Individual Contract. 2/

(vii)	Form of IRA Endorsement to Qualified Individual Contract. 2/

1

(viii)	Form of Texas Optional Retirement Program Endorsement to Qualified Individual Contract. 2/

(ix)	Form of Long-Term Care Waiver to Individual Contract. 4/

(x)	Form of SIMPLE IRA Endorsement Qualified Individual Contract. 4/

(xi)	Revised Form of IRA Endorsement to Qualified Individual Contract. 5/

(xii)	Form of Roth IRA Endorsement to Qualified Individual Contract. 5/

(xiii)	Revised Form of SIMPLE IRA Endorsements to Qualified Individual Contract. 5/

(xiv)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 5/

(xiv)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 5/

(xv)	Revised Form of the Certificate of Participation under Enhanced Contract. 1/

(xvi)	Form of Loan Endorsement to Certificate. 1/

(xvii)	Form of Employer Plan Endorsement to Certificate. 1/

(xviii)	Form of Tax Sheltered Annuity Endorsement to Certificate. 1/

(xix)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 1/

(xx)	Form of Long-Term Care Waiver Rider to Certificate. 1/

(xxi)	Form of Deferred Compensation Endorsement to Certificate. 5/

(xxii)	Revised Form of Employer Plan Endorsement to Certificate. 4/

(xxiii)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate. 4/

(xxiv)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. 4/

(xxv)	Form of Governmental Section 457 Plan Endorsement to Certificate. 4/

2

(xxvi)	Form of Settlement Options Endorsement to Certificate. 17/
(c)	Group Contract Form and Certificate of Participation for use in South Dakota. 1/
(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota. 6/

(ii)	Form of Certificate of Participation for use in South Dakota. 6/
(d)	Group Contract Form and Certificate of Participation Form for use in Wisconsin.
(i)	Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin. 6/

(ii)	Form of Certificate of Participation for use in Wisconsin. 6/
(e)	Certificate of Participation Form for use in North Dakota.
(i)	Form of Certificate of Participation for use in North Dakota. 6/
(f)	Form of Endorsement for use in Virginia.

	(i)	Form of Employer Plan Endorsement to Group Contract for use in Virginia. 6/

	(ii)	Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia. 6/

	(iii)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract for use in Virginia. 6/

	(iv)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation for use in Virginia. 6/

	(v)	Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. 6/
(g)	Form of Successor Owner Endorsement to Group Contract. 8/

(h)	Form of Successor Owner Endorsement to Certificate of Participant under a Group Contract. 1/

(i)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 10/

(j)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 10/

3

(k)	Form of Individual Retirement Annuity Endorsement to Group Contract. 11/

(l)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(m)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 11/

(n)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/

(o)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 11/

(p)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 11/
(5)	(a) Form of Application for Group Flexible Premium Deferred Annuity Contract. 1/
(i)	Alternative Form of Application. 7/

(ii)	Alternative Form of Application. 4/
(b)	Form of Participant Enrollment Form under a Group Flexible Premium Deferred Annuity Contract (ERISA). 1/

(c)	Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (Non-ERISA). 7/

(d)	Revised form of Application for Group Flexible Premium Deferred Annuity Contract and Individual Flexible Premium Deferred Annuity Contract or Certificate of Participation under a Group Contract. 13/
(6)	(a) Articles of Incorporation of Annuity Investors Life Insurance Company®. 7/
(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/
(b)	Code of Regulations of Annuity Investors Life Insurance Company®. 6/
(7)	Not Applicable.

4

(8)	(a)	Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/
(b)	Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

(c)	Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(d)	Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/
(i)	Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company. 19/
(e)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc.
(i)	Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 2/

(ii)	Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 2/

(iii)	Amendment to Amended and Restated Fund Participation Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Variable Series Funds, Inc. 14/
(f)	Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group®, Inc.(n/k/a Great American Financial Resources®, Inc.). 2/

(g)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.)and AAG Insurance Agency, Inc. 2/

(h)	Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

(i)	Agreement between Annuity Investors Life Insurance Company® and Merrill Lynch Asset Management, L.P. 6/

(j)	Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.) 7/

5

(k)	[text intentionally deleted]

(l)	[text intentionally deleted]

(m)	Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 7/

(n)	Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 7/

(o)	[text intentionally deleted]

(p)	Service Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Asset Management, Inc. 4/

(q)	Participation Agreement between BT Funds (f/k/a/ Deutsche Asset Management VIT Funds, and Bankers Trust, (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company®. 9/

(r)	Service Agreement between Bankers Trust Company (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company®. 9/

(s)	Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company®, and Great American Advisors®. 9/

(t)	Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 16/

(u)	Shareholder Series Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 16/

(v)	Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 16/

(w)	Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 18/

(x)	[text intentionally deleted]

(y)	Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 19/
(9)	Opinion and Consent of Counsel. 1/

6

(10)	Consent of Independent Registered Public Accounting Firm. 20/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 20/

1/	Filed with and incorporated by reference to Pre-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 1940 Act File No. 811-07299 on November 8, 1995.

2/	Filed with and incorporated by reference to Pre-Effective Amendment No. 3 to filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on December 4, 1995.

3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B 1933 Act File No. 333-19725, 1940 Act File No. 811-08017 on November 17, 1998.

4/	Filed with and incorporated by reference to Post-Effective Amendment No. 3. to Form N-4 on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 , 1940 Act File No. 811-07299 on April 29, 1998.

5/	Filed with and incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on June 2, 1995.

6/	Filed with and incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409 , 1940 Act File No. 811-07299 on April 24, 1996.

7/	Filed with and incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on April 29, 1997.

8/	Incorporated by reference to Post-Effective Amendment to No. 5, filed on behalf of Annuity Investors® Variable Account B 1933 File No. 333-19725, 1940 Act File No. 811-08017 on February 26, 1999.

9/	Filed with and incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors® Variable Account A, 1933 File No. 33-65409, 1940 Act File 811-07299 on February 26, 1999.

10/	Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.

11/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 1, 1999.

7

12/	Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors® Variable Account Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2000.

13/	Incorporated by reference to Post-Effective Amendment No. 8, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2001.

14/	Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095 on or about April 29, 2004.

15/	Filed with and incorporated by reference to Post-Effective Amendment No. 8, filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 33-65409, 1940 Act File No. 811-07299 on April 29, 2004.

16/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88302, 1940 Act File No. 811-21095, on or about March 1, 2005.

17/	Filed with and incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409 1940 Act File No. 811-07299 on April 29, 2005.

18/	Filed with and incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Annuity A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299 on or about April 29, 2005.

19/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on May 1, 2006.

20/	Filed herewith.
Item 25. Directors and Officers of Annuity Investors Life Insurance Company

	Principal
	Business
Name	Address	Positions and Offices With the Company

Stephen Craig Lindner	(1)	Director

Christopher P. Miliano	(1)	Director

Mark Francis Muething	(1)	Director and Executive Vice President & Secretary

Michael J. Prager	(1)	Director

Charles R. Scheper	(1)	Director and President & Chief Executive Officer

Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer

John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer

Mathew Dutkiewicz	(1)	Senior Vice President

8

	Principal
	Business
Name	Address	Positions and Offices With the Company

Adrienne Kessling	(1)	Senior Vice President-Operations

Catherine A. Crume	(1)	Vice President

James L. Henderson	(1)	Vice President

Dale Herr	(1)	Vice President

John O’Shaughnessy	(1)	Vice President & Actuary

Richard Crago	(1)	Assistant Vice President & Appointed Actuary

Robert D. Davis	(1)	Assistant Vice President

William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

Brian Sponaugle	(1)	Assistant Vice President

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer
(1)	250 East Fifth St., Cincinnati OH 45202
Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company ® is a wholly-owned subsidiary of Great American ® Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources ® , Inc. (f/k/a American Annuity Group, SM Inc.)
Annuity Investors ® Variable Account A is a segregated asset account of Annuity Investors Life Insurance Company. ®
The following chart indicates the persons controlled by or under common control with the Company:

9

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
|__American Financial Capital Trust I	Delaware	09/14/1996	100	Statutory Business Trust
|__American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
|__American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
|__American Security Transfer Company Limited Partnership	Ohio	01/01/1991	93 34 (2)	Limited Partnership
|__APU Holding Company	Ohio	10/15/2003	100	Holding Company
|__American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
|__The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
|__The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
|__Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
|__Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
|__World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
|__Indiana Right of Way Company	Delaware	12/27/1962	100	Real Estate Management
|__The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
|__Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
|__Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
|__Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
|__The Owasco River Railway, Inc.	New York	06/02/1881	100	Inactive
|__PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
|__PCC Chicago Realty Corp	New York	12/23/1986	100	Real Estate Developer
|__PCC Gun Hill Realty Corp	New York	12/18/1985	100	Real Estate Developer
|__PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
|__PCC Scarsdale Realty Corp	New York	06/01/1986	100	Real Estate Developer
|__PCC Technical Industries, Inc.	California	03/07/1955	100	Holding Company
|__ESC, Inc.	California	11/02/1962	100	Inactive
|__Marathon Manufacturing Companies, Inc.	Delaware	11/18/1983	100	Holding Company
|__Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
|__PCC Maryland Realty Corp	Maryland	08/18/1993	100	Real Estate Holding Company
|__Penn Camarillo Realty Corp	California	11/24/1992	100	Real Estate Holding Company
|__Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
|__Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
|__Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66 67	Inactive
|__Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
|__Terminal Realty Penn Co	District of Columbia	09/23/1968	100	Inactive

10

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__United Railroad Corp	Delaware	11/25/1981	100	Inactive
|__Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
|__GAI Insurance Company, Ltd	Bermuda	09/18/1989	100	Reinsurance
|__Hangar Acquisition Corp	Ohio	10/06/1995	100	Aircraft Investment
|__PLLS, Ltd	Washington	05/14/1990	100	Insurance Agency
|__Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
|__Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
|__Republic Indemnity Company of America	California	12/05/1972	100	Workers' Compensation Insurance
|__Republic Indemnity Company of California	California	10/13/1982	100	Workers' Compensation Insurance
|__Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
|__Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
|__Fairmont Holdings, Inc.	Ohio	12/15/1983	100	Holding Company
|__Flextech Holding Co , Inc.	Ohio	08/31/2000	100	Packing Manufacturer
|__FWC Corporation	Ohio	03/16/1983	100	Financial Services Company
|__Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
|__American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
|__American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
|__American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
|__Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
|__Mid-Continent Casualty Company	Oklahoma	02/26/1947	100	Property/Casualty Insurance
|__Mid-Continent Insurance Company	Oklahoma	08/13/1992	100	Property/Casualty Insurance
|__Oklahoma Surety Company	Oklahoma	08/05/1968	100	Special Coverage Insurance Company
|__Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
|__AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
|__American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
|__Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
|__Brothers Le Pavillon, LLC	Delaware	07/13/2006	100	Limited Liability Company Member
|__Brothers Le Pavillon (SPE), LLC	Delaware	07/13/2006	100	Real Estate Holding Company
|__Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
|__Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
|__Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Manager
|__Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate
|__Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
|__Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
|__Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__El Aguila, Compañia de Seguros, S A de C V	Mexico	11/24/1994	100	Property/Casualty Insurance

11

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__Financiadora de Primas Condor, S A de C V	Mexico	03/16/1998	99	Premium Finance
|__Farmers Crop Insurance Alliance, Inc.	Kansas	03/30/1982	100	Insurance Services Provider
|__FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
|__Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	UnInc. orporated Association
|__GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
|__GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
|__GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
|__Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
|__Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
|__Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
|__Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
|__Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
|__Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
|__Great American Custom Insurance Services Massachusetts, Inc.	Massachusetts	04/11/1994	100	Excess and Surplus Lines Broker
|__Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
|__Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
|__Great American Financial Resources, Inc.	Delaware	11/23/1992	81 88 (2)	Insurance Holding Company
|__AAG Holding Company, Inc.	Ohio	09/11/1996	100	Holding Company
|__American Annuity Group Capital Trust II	Delaware	03/04/1997	100	Financing Entity
|__Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100	Financing Entity
|__Great American Life Insurance Company		12/29/1961	100	Life Insurance Company
|__Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
|__Brothers Management, LLC	Florida	06/11/2004	99	Restaurants & Ships Store
|__CHATBAR, Inc.	Massachusetts	11/02/1993	100	Hotel Operator
|__Chatham Enterprises, Inc.	Massachusetts	03/29/1954	100	Real Estate Holding Company
				Retirement & Financial Planning
|__Consolidated Financial Corporation	Michigan	09/10/1985	100	Company
|__Driskill Holdings, Inc.	Texas	06/07/1995	beneficial interest	Real Estate Manager
|__GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005		Holding Company
|__GALIC Brothers, Inc.	Ohio	11/12/1993	80	Real Estate Management
|__Great American Life Insurance Company of New York	New York	12/23/1963	100	Life Insurance Company
|__Loyal American Holding Corporation	Ohio	09/20/2005	100	Holding Company
|__Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance Company
|__ADL Financial Services, Inc.	North Carolina	09/10/1970	100	Inactive
|__American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance Company
|__Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance Company
|__Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing

12

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
|__Old West Annuity & Life Insurance Company	Arizona	11/05/1964	100	Life Insurance Company
|__Skipjack Marina Corp	Maryland	06/24/1999	100	Marina Operator
|__United Teacher Associates, Ltd	Texas	12/17/1998	100 (2)	Holding Company - Limited Partnership
|__United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
|__United Agency Brokerage GP Inc.	Texas	05/19/2003	100	Intermediate Holding Company
|__United Agency Brokerage, LP	Texas	05/19/2003	100	Insurance Agency
|__AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100	Insurance Agency
|__Ceres Group, Inc.	Delaware	10/22/1998	100	Holding Company
|__Central Reserve Life Insurance Company	Ohio	07/02/1963	100	Life Insurance Company
|__Provident American Life & Health Insurance Company	Ohio	04/06/1949	100	Life Insurance Company
|__United Benefit Life Insurance Company	Ohio	06/26/1957	100	Life Insurance Company
|__Ceres Administrators, L L C	Delaware	12/04/1998	100	Administration Company
|__Continental Association Management Corp	Delaware	01/15/2000	100	Inactive
|__Ceres Financial Services, Inc.	Ohio	02/20/1984	100	Inactive
|__Ceres Health Care, Inc.	Delaware	12/10/1998	100	Managed Care Administrator
|__Ceres Marketing, LLC	Delaware	10/11/2000	100	Inactive
|__Ceres Net, Inc.	Delaware	12/10/1998	100	Inactive
|__Ceres Sales, LLC	Delaware	10/19/1999	100	Insurance Agency
|__Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100	Insurance Agency
|__HealthMark Sales, LLC	Delaware	02/25/2000	100	Inactive
|__Great American Senior Benefits LLC	Ohio	05/25/2001	100	Insurance Agency
|__Ceres Savers Plan, Inc.	Delaware	01/14/1999	100	Inactive
|__Continental General Corporation	Nebraska	02/12/1988	100	Holding Company
|__Continental General Insurance Company	Nebraska	05/24/1961	100	Life Insurance Company
|__Continental Print & Photo Co	Nebraska	02/13/1975	100	Inactive
|__QQLink com, Inc.	Delaware	01/15/2000	99	On-Line Insurance
|__QQAgency, Inc.	Delaware	02/22/2000	100	Inactive
|__QQAgency Insurance Agency of Massachusetts, Inc.	Massachusetts	09/13/2000	100	Insurance Agency
|__QQAgency of Ohio, Inc.	Ohio	05/25/2001	100	Insurance Agency
|__QQAgency of Texas, Inc.	Texas	09/07/2000	100	Insurance Agency
|__QQBiz com, Inc.	Delaware	03/23/2000	100	Inactive
|__Senior Savers Plus, Inc.	Delaware	03/26/2001	100	Inactive
|__Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
|__Great American Plan Administrators, Inc.	Ohio	05/31/1994	100	Payroll Servicer
|__Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
|__SPELCO (UK) Ltd	United Kingdom		99	Inactive

13

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__SWTC Hong Kong Ltd	Hong Kong		100	Inactive
|__SWTC, Inc.	Delaware		100	Inactive
|__Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
|__Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
|__Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd's Plan Insurer
|__Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
|__Great American Management Services, Inc.	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
|__Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
|__Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
|__Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
|__Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
|__Grizzly Golf Center, Inc.	Ohio	11/08/1993	100	Golf Course Management
|__Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
|__National Interstate Corporation	Ohio	01/26/1989	53 78	Holding Company
|__American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
|__Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency
|__Hudson Indemnity, Ltd	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
|__Hudson Management Group, Ltd	Virgin Islands	07/29/2004	100	Insurance Administrative Services
|__National Interstate Capital Trust I	Delaware	05/22/2003	100	Financing Entity
|__National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
|__Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
|__National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
|__National Interstate Insurance Company of Hawaii, Inc.	Hawaii	09/20/1999	100	Property/Casualty Insurance
|__Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
|__Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
|__Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Claims Third Party Administrator
|__Penn Central U K Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
|__Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
|__PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
|__Premier Dealer Services, Inc.	Illinois	06/24/1998	100	Third Party Administrator
|__Professional Risk Brokers of Connecticut, Inc.	Connecticut	07/09/1992	100	Wholesale Agency/Brokerage for E&S Lines
|__Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__Worldwide Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
|__One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
|__Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive

14

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
|__TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
|__Three East Fourth, Inc.	Ohio	08/10/1966	100	Real Estate Holding Company
(1) Except Directors Qualifying Shares
(2) Total percentage owned by parent shown and by other affiliated company(s)

15

Item 27. Number of Contract Owners
As of March 31, 2007, there were 2,570 Individual Contract Owners of which 2,362 were qualified and 208 were non-qualified.
As of March 31, 2007, there were 0 Participants (Certificate Owners) in 0 Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:
The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.
Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

16

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.
(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.

James Lee Henderson (1)	President and Director
James T. McVey (1)	Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Thomas E. Mischell (1)	Assistant Treasurer
Shawn Mihal	Chief Compliance Officer
(1)	525 Vine Street, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by of the Company at the Administrative Office.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

17

(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

18

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 23rd of April 2007.

ANNUITY INVESTORS® VARIABLE ACCOUNT A (Registrant)
By:	/s/ Charles R. Scheper
Charles R. Scheper*

President, Chief Executive Officer and Director Annuity Investors Life Insurance Company® ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Charles R. Scheper Charles R. Scheper*	Chief Executive Officer and Director	April 23, 2007

/s/ Richard L. Magoteaux Richard L. Magoteaux*	Treasurer	April 23, 2007

/s/ Stephen Craig Lindner Stephen Craig Lindner*	Director	April 23, 2007

/s/ Christopher Miliano Christopher Miliano*	Director	April 23, 2007

/s/ Mark Francis Muething Mark Francis Muething*	Director	April 23, 2007

/s/ Michael J. Prager Michael J. Prager*	Director	April 23, 2007

/s/ John P. Gruber *John P. Gruber, as Attorney-in-Fact		April 23, 2007

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit
10.	Consent of Independent Registered Public Accounting Firm.

99.	Powers of Attorney

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